SEC. FILE NOS. 33-19514
811-5446

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
Registration Statement
Under
the Securities Act of 1933
Post-Effective Amendment No. 21
and
Registration Statement
Under
The Investment Company Act of 1940
Amendment No. 22

INTERMEDIATE BOND FUND OF AMERICA
(Exact Name of Registrant as specified in charter)
333 South Hope Street
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code:
(213) 486-9200


JULIE F. WILLIAMS, SECRETARY
INTERMEDIATE BOND FUND OF AMERICA
333 SOUTH HOPE STREET
LOS ANGELES, CALIFORNIA 90071
(NAME AND ADDRESS OF AGENT FOR SERVICE)


Copies to:
ROBERT E. CARLSON, ESQ.
PAUL, HASTINGS, JANOFSKY & WALKER LLP
555 S. FLOWER STREET
LOS ANGELES, CA 90071-2371
(Counsel for the Registrant)

Approximate date of proposed public offering:
It is proposed that this filing will become effective on November 1, 2001, pursuant to paragraph (b) of rule 485.

                     Intermediate Bond Fund of America/(R)/

                                   Prospectus

         TABLE OF CONTENTS
-----------------------------------------------------
   1      Risk/Return Summary
-----------------------------------------------------
   4      Fees and Expenses of the Fund
-----------------------------------------------------
   5      Investment Objective, Strategies and Risks
-----------------------------------------------------
   8      Management and Organization
-----------------------------------------------------
   9      Shareholder Information
-----------------------------------------------------
  10      Choosing a Share Class
-----------------------------------------------------
  12      Purchase and Exchange of Shares
-----------------------------------------------------
  13      Sales Charges
-----------------------------------------------------
  15      Sales Charge Reductions and Waivers
-----------------------------------------------------
  16      Plans of Distribution
-----------------------------------------------------
  17      How to Sell Shares
-----------------------------------------------------
  18      Distributions and Taxes
-----------------------------------------------------
  19      Financial Highlights
-----------------------------------------------------

                               NOVEMBER 1 , 2001


 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS
 A CRIMINAL OFFENSE.

 RISK/RETURN SUMMARY

 The fund seeks to provide you with current income while preserving your investment by maintaining a portfolio having an average effective maturity of no longer than five years and consisting of debt securities with quality ratings of A or better.

 The fund is designed for investors seeking income and more price stability than from investing in stocks and longer-term bonds, and capital preservation over the long term. An investment in the fund is subject to risks, including the possibility that the fund's income and the value of its investments may fluctuate in response to economic, political or social events in the U.S. or abroad. The values of debt securities may be affected by changing interest rates and credit risk assessments.

 Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

 YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 HISTORICAL INVESTMENT RESULTS

 The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.



                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
   (Results do not include a sales charge; if one were included, results would be lower.)

[bar chart]
1991  14.30%
1992   6.35
1993   9.12
1994  -2.99
1995  13.86
1996   4.15
1997   7.01
1998   6.71
1999   1.03
2000  10.13
[end bar chart]




         Highest/lowest quarterly results during this time period were:

        HIGHEST           5.02%  (quarter ended December 31, 1991)
        LOWEST            -2.63%  (quarter ended March 31, 1994)


 The year-to-date result was 7.14% for the nine months ended September 30, 2001.

INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 Unlike the bar chart on the previous page, the table below reflects the fund's investment results with the maximum initial or deferred sales charge imposed, as required by Securities and Exchange Commission rules. Class A share results reflect the maximum initial sales charge of 3.75%. Sales charges are reduced for purchases of $100,000 or more. Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividend and capital gain distributions.

 Since the fund's Class B shares began investment operations on March 15, 2000 and Class C and F shares began investment operations on March 15, 2001, comparable results for those classes are not available for the 2000 calendar year.

 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 2000:
 ------------------------------------------------------------------------------
                                ONE YEAR   FIVE YEARS   TEN YEARS    LIFETIME
 Class A - began 2/19/88
 (with the maximum sales          6.04%       4.95%       6.44%        6.64%
 charge imposed)
 ------------------------------------------------------------------------------
 SSB Broad Investment             9.47%       6.25%       7.17%        7.53%
 Grade (1-7 Years) Index/1/
 ------------------------------------------------------------------------------
 Lipper Short-Intermediate        8.27%       5.38%       6.58%        6.85%
 Investment Grade Average/2/
 ------------------------------------------------------------------------------
 Consumer Price Index/3/          3.39%       2.54%       2.66%        3.20%
 ------------------------------------------------------------------------------
 Class A 30-day yield:  5.86%
 (For current yield information, please call American FundsLine at
 1-800-325-3590.)
 ------------------------------------------------------------------------------


 1 The Salomon Smith Barney Broad Investment Grade (1-7 Years) Index represents a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage, and investment-grade fixed-rate corporate obligations with a maturity of one to seven years. This index is unmanaged and does not reflect sales charges, commissions or expenses.
 2 The Lipper Short-Intermediate Investment Grade Debt Funds Average represents funds that invest at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.
 3 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                      CLASS A   CLASS B   CLASS C    CLASS F
 --------------------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases (as a       3.75%/1/  none      none       none
 percentage of offering price)
 --------------------------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested            none      none      none       none
 dividends
 --------------------------------------------------------------------------------------------
 Maximum deferred sales charge                        none/2/    5.00%/3/  1.00%/4/   none
 --------------------------------------------------------------------------------------------
 Redemption or exchange fees                           none      none      none       none
 --------------------------------------------------------------------------------------------

 1 Sales charges are reduced or eliminated for purchases of $100,000 or more.
 2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.
 3 Deferred sales charges are reduced after 12 months and eliminated after six years.
 4 Deferred sales charge is eliminated after 12 months.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                                           CLASS A  CLASS B  CLASS C/1/   CLASS F/1/
 ----------------------------------------------------------------------------------------------------
 Management Fees                                            0.38%    0.38%     0.38%        0.38%
 ----------------------------------------------------------------------------------------------------
 Distribution and/or Service (12b-1) Fees/2/                0.30%    1.00%     1.00%        0.25%
 ----------------------------------------------------------------------------------------------------
 Other Expenses                                             0.13%    0.12%     0.23%        0.22%
 ----------------------------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses                       0.81%    1.50%     1.61%        0.85%
 ----------------------------------------------------------------------------------------------------

 1 Based on estimated amounts for the current fiscal year.
 2 Class A and F 12b-1 fees may not exceed 0.30% and 0.50%, respectively, of the class' average net assets annually.

 EXAMPLE

 The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same as shown above. The "Class A" example reflects the maximum initial sales charge in the first year. The "Class B- and Class C-assuming redemption" examples reflect applicable contingent deferred sales charges through six years and one year, respectively (after which times they are eliminated). The examples do not include fees charged by financial intermediaries, typically applicable mainly to Class F shares. Both Class B examples reflect Class A expenses for years 9 and 10 since Class B shares automatically convert to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions, your cumulative expenses would be:

                                             ONE YEAR         THREE YEARS         FIVE YEARS         TEN YEARS
 Class A                                       $455               $624              $  808             $1,339
 ----------------------------------------------------------------------------------------------------------------------------------
 Class B - assuming redemption                 $653               $874              $1,018             $1,604
 -------------------------------------------------------------------------------------------------------------------
 Class B - assuming no redemption              $153               $474              $  818             $1,604
 -------------------------------------------------------------------------------------------------------------------
 Class C - assuming redemption                 $264               $508              $  876             $1,911
 -------------------------------------------------------------------------------------------------------------------
 Class C - assuming no redemption              $164               $508              $  876             $1,911
 -------------------------------------------------------------------------------------------------------------------
 Class F - excludes intermediary fees/*/       $ 87               $271              $  471             $1,049
 -------------------------------------------------------------------------------------------------------------------
 *Fees charged by financial intermediaries are independent of fund expenses and will increase the overall cost of your investment.  Intermediary fees typically range from 0.50% to 3.00% of assets annually depending on services offered.

INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

 The fund's investment objective is to provide you with current income consistent with its stated maturity and quality standards and preservation of capital. It invests primarily in intermediate-term debt securities with quality ratings of A or better (by either Standard & Poor's Corporation or Moody's Investors Service, Inc. or unrated but determined to be of equivalent quality), including securities issued and guaranteed by the U.S. government and securities backed by mortgages or other assets. The fund's aggregate portfolio will have an average effective maturity of no longer than five years. As of the end of the fund's fiscal period, August 31, 2001, the average effective maturity of the fund's portfolio was 3.67 years.

 The values of most debt securities held by the fund may be affected by changing interest rates and individual securities by changes in their effective maturities and credit ratings. For example, as with other debt securities, the values of bonds in the fund's portfolio generally will decline when interest rates rise and vice versa. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

 Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity securities generally have higher rates of interest but may be subject to greater price fluctuations than higher quality or shorter maturity securities.

 A bond's effective maturity is the market's trading assessment of its maturity and represents an estimate of the most likely time period an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions which acts to shorten the bond's effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. The average effective maturity is the market-weighted average (i.e., more weight is given to larger holdings) of all effective maturities in the portfolio.

 A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

 The fund may also invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables, or other providers of credit). The

                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS
 loans underlying these securities are subject to prepayments which can decrease maturities and returns. In addition, the values of the securities ultimately depend upon payment of the underlying loans by individuals. To lessen the effect of failures by individuals to make payments on these loans, the securities may provide guarantees or other types of credit support up to a certain amount.

 The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices, but it also could reduce the fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

 The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek undervalued securities that represent above average investment opportunities. Securities may be sold when the investment adviser believes they no longer represent good value.

 ADDITIONAL INVESTMENT RESULTS

 Unlike the investment results table shown on an earlier page, the table below reflects the fund's results calculated without a sales charge.


 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000:
                           ONE YEAR       FIVE YEARS       TEN YEARS        LIFETIME
 Class A - began
 2/19/88
 (with no sales charge      10.13%           5.76%           6.85%            6.96%
 imposed)
 ---------------------------------------------------------------------------------------
 SSB Broad Investment
 Grade (1-7 Years)           9.47%           6.25%           7.17%            7.53%
 Index/1/
 ---------------------------------------------------------------------------------------
 Lipper
 Short-Intermediate
 Investment Grade            8.27%           5.38%           6.58%            6.85%
 Average/2/
 ---------------------------------------------------------------------------------------
 Consumer Price              3.39%           2.54%           2.66%            3.20%
 Index/3/
 ---------------------------------------------------------------------------------------
 Class A distribution rate/4/:  6.06%
 (For current distribution rate information, please call American FundsLine at
 1-800-325-3590.)
 ---------------------------------------------------------------------------------------


 1 The Salomon Smith Barney Broad Investment Grade (1-7 Years) Index represents a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage, and investment-grade fixed-rate corporate obligations with a maturity of one to seven years. This index is unmanaged and does not reflect sales charges, commissions or expenses.
 2 The Lipper Short-Intermediate Investment Grade Debt Funds Average represents funds that invest at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.
 3 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
 4 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 HOLDINGS BY TYPE OF INVESTMENT AS OF AUGUST 31, 2001

[pie chart]
Federal Agency Mortgage-Backed 22%
Corporate Bonds 22%
Asset-Backed 18%
Other Mortgage-Backed 15%
U.S. Govt/Agency (Non-Mortgage) 13%
Other 1%
Cash & Equivalents 9%
[end pie chart]

 HOLDINGS BY QUALITY RATING AS OF AUGUST 31, 2001
 See the Appendix in the statement of additional information for a description of   PERCENT OF
 quality categories.                                                                NET ASSETS
 ----------------------------------------------------------------------------------------------
 U.S. Government/Agency (AAA)                                                         34.4%
 ----------------------------------------------------------------------------------------------
 AAA                                                                                  29.3
 ----------------------------------------------------------------------------------------------
 AA                                                                                   11.0
 ----------------------------------------------------------------------------------------------
 A                                                                                    16.2
 ----------------------------------------------------------------------------------------------
 BBB*                                                                                  0.4
 ----------------------------------------------------------------------------------------------
 Cash and Equivalents                                                                  8.7

 * Represents bonds whose quality ratings were downgraded while held by the fund.


 Because the fund is actively managed, its holdings will change from time to time.

 For updated information on the fund's portfolio holdings, please access the American Funds web site at www.americanfunds.com.

                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 MANAGEMENT AND ORGANIZATION

 INVESTMENT ADVISER

 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier under "Fees and Expenses of the Fund."

 MULTIPLE PORTFOLIO COUNSELOR SYSTEM

 Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for Intermediate Bond Fund of America are:


 PORTFOLIO COUNSELOR/ FUND   PORTFOLIO COUNSELOR   PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)            EXPERIENCE       (OR AFFILIATE) AND INVESTMENT EXPERIENCE
 ---------------------------------------------------------------------------------------------------
 JOHN H. SMET                      10 years        Senior Vice President, Capital Research and
 President, Principal                              Management Company
 Executive Officer and
 Trustee                                           Investment professional for 19 years in total;18
                                                   years with Capital Research and Management
                                                   Company or affiliate
 ---------------------------------------------------------------------------------------------------
 THOMAS H. HOGH                    5 years         Vice President, Capital International Research

                                                   Investment professional for 15 years in total;12
                                                   years with Capital Research and Management
                                                   Company or affiliate
 ---------------------------------------------------------------------------------------------------
 JOHN W. RESSNER                   10 years        Executive Vice President and Director, Capital
                                                   Research Company

                                                   Investment professional for 13 years, all with
                                                   Capital Research and Management Company or
                                                   affiliate
 ---------------------------------------------------------------------------------------------------

INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 SHAREHOLDER INFORMATION

 SHAREHOLDER SERVICES

 American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days written notice. For your convenience, American Funds Service Company has four service centers across the country.


                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS

                       Call toll-Free from anywhere in the U.S.
                                (8 a.m. to 8 p.m. ET):
                                    800/421-0180

                          Access the American Funds Website
                                www.americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-9508         Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773
Fax: 714/671-7080



 A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS TITLED "WELCOME TO THE FAMILY." Both are available by writing or calling American Funds Service Company.

                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 CHOOSING A SHARE CLASS

 The fund offers four different classes of shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. WHEN YOU PURCHASE SHARES OF THE FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES.

 Shares of the fund may be purchased through various investment programs or accounts, including many types of retirement plans. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

 Factors you should consider in choosing a class of shares include:

 . how long you expect to own the shares;

 . how much you intend to invest;

 . total expenses associated with owning shares of each class;

 . whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver);

 . Class B and C shares are generally not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans;

 . Class F shares are generally only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

 EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES

  CLASS A SHARES
 ------------------------------------------------------------------------------
  Initial sales charge       up to 3.75% (reduced or eliminated for purchases
                             of $100,000 or more)
  Contingent deferred        none (except on certain redemptions on purchases
  sales charge               of $1 million or more bought without an initial
                             sales charge)
  12b-1 fees                 up to 0.30% annually
  Dividends                  higher than other classes due to lower annual
                             expenses
  Purchase maximum           none
  Conversion                 none
  CLASS B SHARES
 ------------------------------------------------------------------------------
  Initial sales charge       none
  Contingent deferred        starts at 5.00% and declines until it reaches 0%
  sales charge               after six years
  12b-1 fees                 1.00% annually
  Dividends                  lower than Class A and F shares due to higher
                              distribution fees and other expenses, but higher
                             than Class C shares due to lower other expenses
  Purchase maximum           $100,000
  Conversion                 automatic conversion to Class A shares after eight
                             years, reducing future annual expenses
  CLASS C SHARES
 ------------------------------------------------------------------------------
  Initial sales charge       none
  Contingent deferred        1.00% if shares are sold within one year after
  sales charge               being purchased
  12b-1 fees                 1.00% annually
  Dividends                  lower than other classes due to higher
                             distribution fees and other expenses
  Purchase maximum           $500,000
  Conversion                 automatic conversion to Class F shares after ten
                             years, reducing future annual expenses
  CLASS F SHARES
 ------------------------------------------------------------------------------
  Initial sales charge       none
  Contingent deferred        none
  sales charge
  12b-1 fees                 currently 0.25% annually (may not exceed 0.50%
                             annually)
  Dividends                  higher than Class B and C shares due to lower
                                distribution fees, but typically lower than
                             Class A shares due to higher other expenses
  Purchase maximum           none
  Conversion                 none
 ------------------------------------------------------------------------------

                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 PURCHASE AND EXCHANGE OF SHARES

 PURCHASE OF CLASS A, B AND C SHARES

 Generally, you may open an account and purchase Class A, B and C shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

 PURCHASE OF CLASS F SHARES

 Generally, you may only open an account and purchase Class F shares through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. These firms and advisers typically charge ongoing fees for services they provide.

 EXCHANGE

 Generally, you may exchange your shares into shares of the same class of other funds in The American Funds Group without a sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

 Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

 THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON, INCLUDING PURCHASES WHICH ARE PART OF EXCHANGE ACTIVITY THAT COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND.


 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
 To establish an account (including retirement plan accounts)   $    250
   For a retirement plan account through payroll deduction      $     25
 To add to an account                                           $     50
   For a retirement plan account through payroll deduction      $     25
 ------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                            $100,000
 ------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                            $500,000
 ------------------------------------------------------------------------

INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 VALUING SHARES

 The fund's net asset value is the value of a single share. The fund calculates its net asset value, each day the New York Stock Exchange is open, as of 4:00 p.m. New York time, the close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund's board has adopted procedures to make "fair value" determinations in certain circumstances, for example, if market quotations are not readily available or do not accurately reflect fair value.

 Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

 SALES CHARGES

 CLASS A

 The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below.


                             SALES CHARGE AS A PERCENTAGE OF
                             ----------------------------------
                                                                    DEALER
                                                    NET           COMMISSION
                                OFFERING          AMOUNT           AS % OF
 INVESTMENT                       PRICE          INVESTED       OFFERING PRICE
 ------------------------------------------------------------------------------
 Less than $100,000               3.75%            3.90%            3.00%
 ------------------------------------------------------------------------------
 $100,000 but less than           3.50%            3.63%            2.75%
 $250,000
 ------------------------------------------------------------------------------
 $250,000 but less than           2.50%            2.56%            2.00%
 $500,000
 ------------------------------------------------------------------------------
 $500,000 but less than           2.00%            2.04%            1.60%
 $750,000
 ------------------------------------------------------------------------------
 $750,000 but less than $1        1.50%            1.52%            1.20%
 million
 ------------------------------------------------------------------------------
 $1 million or more and
 certain other investments        none             none             none
 described below
 ------------------------------------------------------------------------------


 CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

 INVESTMENTS OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE.
  Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through retirement plans, endowments or foundations with $50 million or more in assets, and investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1%

                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS
 on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plan of Distribution (see below).

 CLASS B AND C

 Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

 For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

 CLASS B SHARES SOLD WITHIN YEAR       1    2    3    4    5     6
 --------------------------------------------------------------------
 CONTINGENT DEFERRED SALES CHARGE      5%   4%   4%   3%   2%    1%


 Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers for Class B and C Shares" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first and then shares that you have owned the longest.

 See "Plans of Distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

 CONVERSION OF CLASS B AND C SHARES

 Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, shareholders would still have the option of converting but may face certain tax consequences.

INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 SALES CHARGE REDUCTIONS AND WAIVERS

 You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your Class A sales charge or waiver of your Class B or C contingent deferred sales charge.

 REDUCING YOUR CLASS A SALES CHARGE

 You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or, for instance:

 . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

 . solely controlled business accounts;

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in any class of shares of the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

 STATEMENT OF INTENTION

 You can reduce the sales charge you pay on your Class A share purchases by establishing a Statement of Intention. A Statement of Intention allows you to combine all non-money market fund purchases of all share classes, as well as individual American Legacy variable annuity and life insurance policies you intend to make over a 13-month period, to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 CONTINGENT DEFERRED SALES CHARGE WAIVERS FOR CLASS B AND C SHARES

 The contingent deferred sales charge on Class B and C shares may be waived in the following cases:

 . when receiving payments through systematic withdrawal plans (up to 12% of the value of each fund account);

 . when receiving required minimum distributions from retirement accounts upon reaching age 70 1/2; or

 . for redemptions due to death or post-purchase disability of the shareholder
  (this generally excludes trusts).

 PLANS OF DISTRIBUTION

 The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for annual expenses of up to 0.30% for Class A shares, 1.00% for Class B and C shares, and up to 0.50% for Class F shares. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The remaining expense for each share class may be used for distribution expenses.

 The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

 OTHER COMPENSATION TO DEALERS

 American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 HOW TO SELL SHARES

 Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

     -- over $50,000;

     -- made payable to someone other than the registered shareholder(s); or

     -- sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/:

 . Redemptions by telephone, fax, or computer (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE OR FUNDSLINE ONLINE

 Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

 Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

 The fund declares dividends from net investment income daily and distributes the accrued dividends, which may fluctuate, to shareholders each month.
  Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

 You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other American Fund, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

 TAXES ON DISTRIBUTIONS

 Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

 For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

 TAXES ON TRANSACTIONS

 Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

 Please see your tax adviser for further information.

INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 FINANCIAL HIGHLIGHTS

 The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.


                                                  CLASS A
                              -------------------------------------------------
                                           YEAR ENDED AUGUST 31
                                2001      2000      1999      1998      1997
                              -------------------------------------------------
 NET ASSET VALUE,             $13.08    $13.01    $13.56    $13.42     $13.26
 BEGINNING OF YEAR
 ------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income           .78/1/    .78/1/    .76       .83        .86
 Net gains (losses) on
 securities
 (both realized and              .65/1/    .03/1/   (.55)      .17        .15
 unrealized)
 ------------------------------------------------------------------------------
 Total from investment          1.43       .81       .21      1.00       1.01
 operations
 ------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net
 investment income)             (.82 )    (.74 )    (.76)     (.86)      (.85)
 NET ASSET VALUE,             $13.69    $13.08    $13.01    $13.56     $13.42
 END OF YEAR
 ------------------------------------------------------------------------------
 TOTAL RETURN/2/               11.24 %    6.48 %    1.54%     7.68%      7.83%
 ------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (in  $1,628    $1,290    $1,535    $1,459     $1,338
 millions)
 ------------------------------------------------------------------------------
 Ratio of expenses to            .81 %     .83 %     .75%/3/   .76%/3/    .82%
 average net assets
 ------------------------------------------------------------------------------
 Ratio of net income
 to average net assets          5.78 %    6.06 %    5.69%     6.09%      6.40%




 1 Based on average shares outstanding.
 2 Total returns exclude all sales charges, including contingent deferred sales charges.
 3 Had Capital Research and Management Company not waived management services fees, the fund's expense ratio would have been 0.78% and 0.79% for the fiscal years ended 1999 and 1998, respectively.

                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

                                  CLASS B              CLASS C      CLASS F
                         ------------------------------------------------------
                             Year
                             ended      March 15 to  March 15 to  March 15 to
                           August 31,    August 31,   August 31,   August 31,
                              2001        2000/1/      2001/1/      2001/1/
                         ------------------------------------------------------
 NET ASSET VALUE,           $13.08        $13.01       $13.61       $13.61
 BEGINNING OF PERIOD
 ------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment
 income/2/                     .69           .25          .29          .32
 Net gains on
 securities
 (both realized and            .65           .13          .10          .10
 unrealized)/2/
 ------------------------------------------------------------------------------
 Total from investment        1.34           .38          .39          .42
 operations
 ------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net
 investment income)           (.73)         (.31)        (.31)        (.34)
 NET ASSET VALUE,           $13.69        $13.08       $13.69       $13.69
 END OF PERIOD
 ------------------------------------------------------------------------------
 TOTAL RETURN/3/             10.47%         3.60%        2.88%        3.14%
 ------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL
 DATA:
 Net assets, end of
 period                     $   46        $    5       $   22       $   13
 (in millions)
 ------------------------------------------------------------------------------
 Ratio of expenses to         1.50%          .69%         .81%         .42%
 average net assets
 ------------------------------------------------------------------------------
 Ratio of net income
 to average net assets        4.85%         2.14%        2.16%        2.54%




 1 Based on operations for the period shown and, accordingly, not representative of a full year.
 2 Based on average shares outstanding.
 3 Total returns exclude all sales charges, including contingent deferred sales charges.

                                            YEAR ENDED AUGUST 31
                                    2001    2000    1999    1998     1997
                                   ----------------------------------------
 Portfolio turnover rate for all
 classes of shares                 73.21%  48.18%  70.19%  79.19%   41.55%

INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 NOTES

                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 FOR SHAREHOLDER SERVICES                  American Funds Service Company
                                                             800/421-0180
 FOR RETIREMENT PLAN SERVICES    Call your employer or plan administrator
 FOR DEALER SERVICES                          American Funds Distributors
                                                     800/421-9900 Ext. 11
 FOR 24-HOUR INFORMATION                            American FundsLine(R)
                                                             800/325-3590
                                             American FundsLine OnLine(R)
                                             http://www.americanfunds.com


            Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                            *     *     *     *     *

 MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

 The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

 HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

 If you would like to receive individual copies of these documents, or a free copy of the SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope
 Street, Los Angeles, California 90071.
 Investment Company File No. 811-5446
                                                       Printed on recycled paper
                                                               IBFA-010-1101/VGR

THE FUND PROVIDES SPANISH TRANSLATIONS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS FOR THE FUND.

/s/ Julie F. Williams
Julie F. Williams
Secretary

                     Intermediate Bond Fund of America/(R)/

                                   Prospectus

         TABLE OF CONTENTS
-----------------------------------------------------
   1      Risk/Return Summary
-----------------------------------------------------
   4      Fees and Expenses of the Fund
-----------------------------------------------------
   5      Investment Objective, Strategies and Risks
-----------------------------------------------------
   8      Management and Organization
-----------------------------------------------------
   9      Shareholder Information
-----------------------------------------------------
  10      Choosing a Share Class
-----------------------------------------------------
  12      Purchase and Exchange of Shares
-----------------------------------------------------
  13      Sales Charges
-----------------------------------------------------
  15      Sales Charge Reductions and Waivers
-----------------------------------------------------
  16      Plans of Distribution
-----------------------------------------------------
  17      How to Sell Shares
-----------------------------------------------------
  18      Distributions and Taxes
-----------------------------------------------------
  19      Financial Highlights
-----------------------------------------------------

                               NOVEMBER 1 , 2001


 THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
 OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS
 A CRIMINAL OFFENSE.

 RISK/RETURN SUMMARY

 The fund seeks to provide you with current income while preserving your investment by maintaining a portfolio having an average effective maturity of no longer than five years and consisting of debt securities with quality ratings of A or better.

 The fund is designed for investors seeking income and more price stability than from investing in stocks and longer-term bonds, and capital preservation over the long term. An investment in the fund is subject to risks, including the possibility that the fund's income and the value of its investments may fluctuate in response to economic, political or social events in the U.S. or abroad. The values of debt securities may be affected by changing interest rates and credit risk assessments.

 Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

 YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 HISTORICAL INVESTMENT RESULTS

 The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.



                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES
   (Results do not include a sales charge; if one were included, results would be lower.)

[bar chart]
1991  14.30%
1992   6.35
1993   9.12
1994  -2.99
1995  13.86
1996   4.15
1997   7.01
1998   6.71
1999   1.03
2000  10.13
[end bar chart]




         Highest/lowest quarterly results during this time period were:

        HIGHEST           5.02%  (quarter ended December 31, 1991)
        LOWEST            -2.63%  (quarter ended March 31, 1994)


 The year-to-date result was 7.14% for the nine months ended September 30, 2001.

INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 Unlike the bar chart on the previous page, the table below reflects the fund's investment results with the maximum initial or deferred sales charge imposed, as required by Securities and Exchange Commission rules. Class A share results reflect the maximum initial sales charge of 3.75%. Sales charges are reduced for purchases of $100,000 or more. Results would be higher if calculated without a sales charge. All fund results reflect the reinvestment of dividend and capital gain distributions.

 Since the fund's Class B shares began investment operations on March 15, 2000 and Class C and F shares began investment operations on March 15, 2001, comparable results for those classes are not available for the 2000 calendar year.

 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING DECEMBER 31, 2000:
 ------------------------------------------------------------------------------
                                ONE YEAR   FIVE YEARS   TEN YEARS    LIFETIME
 Class A - began 2/19/88
 (with the maximum sales          6.04%       4.95%       6.44%        6.64%
 charge imposed)
 ------------------------------------------------------------------------------
 SSB Broad Investment             9.47%       6.25%       7.17%        7.53%
 Grade (1-7 Years) Index/1/
 ------------------------------------------------------------------------------
 Lipper Short-Intermediate        8.27%       5.38%       6.58%        6.85%
 Investment Grade Average/2/
 ------------------------------------------------------------------------------
 Consumer Price Index/3/          3.39%       2.54%       2.66%        3.20%
 ------------------------------------------------------------------------------
 Class A 30-day yield:  5.86%
 (For current yield information, please call American FundsLine at
 1-800-325-3590.)
 ------------------------------------------------------------------------------


 1 The Salomon Smith Barney Broad Investment Grade (1-7 Years) Index represents a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage, and investment-grade fixed-rate corporate obligations with a maturity of one to seven years. This index is unmanaged and does not reflect sales charges, commissions or expenses.
 2 The Lipper Short-Intermediate Investment Grade Debt Funds Average represents funds that invest at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.
 3 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 FEES AND EXPENSES OF THE FUND

 SHAREHOLDER FEES (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                      CLASS A   CLASS B   CLASS C    CLASS F
 --------------------------------------------------------------------------------------------
 Maximum sales charge imposed on purchases (as a       3.75%/1/  none      none       none
 percentage of offering price)
 --------------------------------------------------------------------------------------------
 Maximum sales charge imposed on reinvested            none      none      none       none
 dividends
 --------------------------------------------------------------------------------------------
 Maximum deferred sales charge                        none/2/    5.00%/3/  1.00%/4/   none
 --------------------------------------------------------------------------------------------
 Redemption or exchange fees                           none      none      none       none
 --------------------------------------------------------------------------------------------

 1 Sales charges are reduced or eliminated for purchases of $100,000 or more.
 2 A contingent deferred sales charge of 1% applies on certain redemptions made within 12 months following purchases of $1 million or more made without a sales charge.
 3 Deferred sales charges are reduced after 12 months and eliminated after six years.
 4 Deferred sales charge is eliminated after 12 months.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED FROM FUND ASSETS)

                                                           CLASS A  CLASS B  CLASS C/1/   CLASS F/1/
 ----------------------------------------------------------------------------------------------------
 Management Fees                                            0.38%    0.38%     0.38%        0.38%
 ----------------------------------------------------------------------------------------------------
 Distribution and/or Service (12b-1) Fees/2/                0.30%    1.00%     1.00%        0.25%
 ----------------------------------------------------------------------------------------------------
 Other Expenses                                             0.13%    0.12%     0.23%        0.22%
 ----------------------------------------------------------------------------------------------------
 Total Annual Fund Operating Expenses                       0.81%    1.50%     1.61%        0.85%
 ----------------------------------------------------------------------------------------------------

 1 Based on estimated amounts for the current fiscal year.
 2 Class A and F 12b-1 fees may not exceed 0.30% and 0.50%, respectively, of the class' average net assets annually.

 EXAMPLE

 The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same as shown above. The "Class A" example reflects the maximum initial sales charge in the first year. The "Class B- and Class C-assuming redemption" examples reflect applicable contingent deferred sales charges through six years and one year, respectively (after which times they are eliminated). The examples do not include fees charged by financial intermediaries, typically applicable mainly to Class F shares. Both Class B examples reflect Class A expenses for years 9 and 10 since Class B shares automatically convert to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions, your cumulative expenses would be:

                                             ONE YEAR         THREE YEARS         FIVE YEARS         TEN YEARS
 Class A                                       $455               $624              $  808             $1,339
 ----------------------------------------------------------------------------------------------------------------------------------
 Class B - assuming redemption                 $653               $874              $1,018             $1,604
 -------------------------------------------------------------------------------------------------------------------
 Class B - assuming no redemption              $153               $474              $  818             $1,604
 -------------------------------------------------------------------------------------------------------------------
 Class C - assuming redemption                 $264               $508              $  876             $1,911
 -------------------------------------------------------------------------------------------------------------------
 Class C - assuming no redemption              $164               $508              $  876             $1,911
 -------------------------------------------------------------------------------------------------------------------
 Class F - excludes intermediary fees/*/       $ 87               $271              $  471             $1,049
 -------------------------------------------------------------------------------------------------------------------
 *Fees charged by financial intermediaries are independent of fund expenses and will increase the overall cost of your investment.  Intermediary fees typically range from 0.50% to 3.00% of assets annually depending on services offered.

INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

 The fund's investment objective is to provide you with current income consistent with its stated maturity and quality standards and preservation of capital. It invests primarily in intermediate-term debt securities with quality ratings of A or better (by either Standard & Poor's Corporation or Moody's Investors Service, Inc. or unrated but determined to be of equivalent quality), including securities issued and guaranteed by the U.S. government and securities backed by mortgages or other assets. The fund's aggregate portfolio will have an average effective maturity of no longer than five years. As of the end of the fund's fiscal period, August 31, 2001, the average effective maturity of the fund's portfolio was 3.67 years.

 The values of most debt securities held by the fund may be affected by changing interest rates and individual securities by changes in their effective maturities and credit ratings. For example, as with other debt securities, the values of bonds in the fund's portfolio generally will decline when interest rates rise and vice versa. In addition, falling interest rates may cause an issuer to redeem or "call" a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities.

 Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity securities generally have higher rates of interest but may be subject to greater price fluctuations than higher quality or shorter maturity securities.

 A bond's effective maturity is the market's trading assessment of its maturity and represents an estimate of the most likely time period an investor in that bond will receive payment of principal. For example, as market interest rates decline, issuers may exercise call provisions which acts to shorten the bond's effective maturity. Conversely, if interest rates rise, effective maturities tend to lengthen. The average effective maturity is the market-weighted average (i.e., more weight is given to larger holdings) of all effective maturities in the portfolio.

 A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for these securities will fluctuate with changes in interest rates. Many types of debt securities, including mortgage-related securities, are subject to prepayment risk. For example, when interest rates fall, homeowners are more likely to refinance their home mortgages and "prepay" their principal earlier than expected. The fund must then reinvest the prepaid principal in new securities when interest rates on new mortgage investments are falling, thus reducing the fund's income.

 The fund may also invest in asset-backed securities (securities backed by assets such as auto loans, credit card receivables, or other providers of credit). The

                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS
 loans underlying these securities are subject to prepayments which can decrease maturities and returns. In addition, the values of the securities ultimately depend upon payment of the underlying loans by individuals. To lessen the effect of failures by individuals to make payments on these loans, the securities may provide guarantees or other types of credit support up to a certain amount.

 The fund may also hold cash or money market instruments. The size of the fund's cash position will vary and will depend on various factors, including market conditions. A larger cash position could detract from the achievement of the fund's objective in a period of rising market prices, but it also could reduce the fund's exposure in the event of a market downturn and provide liquidity to make additional investments or to meet redemptions.

 The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek undervalued securities that represent above average investment opportunities. Securities may be sold when the investment adviser believes they no longer represent good value.

 ADDITIONAL INVESTMENT RESULTS

 Unlike the investment results table shown on an earlier page, the table below reflects the fund's results calculated without a sales charge.


 AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2000:
                           ONE YEAR       FIVE YEARS       TEN YEARS        LIFETIME
 Class A - began
 2/19/88
 (with no sales charge      10.13%           5.76%           6.85%            6.96%
 imposed)
 ---------------------------------------------------------------------------------------
 SSB Broad Investment
 Grade (1-7 Years)           9.47%           6.25%           7.17%            7.53%
 Index/1/
 ---------------------------------------------------------------------------------------
 Lipper
 Short-Intermediate
 Investment Grade            8.27%           5.38%           6.58%            6.85%
 Average/2/
 ---------------------------------------------------------------------------------------
 Consumer Price              3.39%           2.54%           2.66%            3.20%
 Index/3/
 ---------------------------------------------------------------------------------------
 Class A distribution rate/4/:  6.06%
 (For current distribution rate information, please call American FundsLine at
 1-800-325-3590.)
 ---------------------------------------------------------------------------------------


 1 The Salomon Smith Barney Broad Investment Grade (1-7 Years) Index represents a market capitalization-weighted index that includes U.S. Treasury, government-sponsored, mortgage, and investment-grade fixed-rate corporate obligations with a maturity of one to seven years. This index is unmanaged and does not reflect sales charges, commissions or expenses.
 2 The Lipper Short-Intermediate Investment Grade Debt Funds Average represents funds that invest at least 65% of their assets in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of one to five years. The results of the underlying funds in the average include the reinvestment of dividend and capital gain distributions and brokerage commissions paid by the funds for portfolio transactions, but do not reflect sales charges.
 3 The Consumer Price Index is a measure of inflation and is computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.
 4 The distribution rate represents actual distributions paid by the fund. It was calculated at net asset value by annualizing dividends paid by the fund over one month and dividing that number by the fund's average net asset value for the month.

INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 HOLDINGS BY TYPE OF INVESTMENT AS OF AUGUST 31, 2001

[pie chart]
Federal Agency Mortgage-Backed 22%
Corporate Bonds 22%
Asset-Backed 18%
Other Mortgage-Backed 15%
U.S. Govt/Agency (Non-Mortgage) 13%
Other 1%
Cash & Equivalents 9%
[end pie chart]

 HOLDINGS BY QUALITY RATING AS OF AUGUST 31, 2001
 See the Appendix in the statement of additional information for a description of   PERCENT OF
 quality categories.                                                                NET ASSETS
 ----------------------------------------------------------------------------------------------
 U.S. Government/Agency (AAA)                                                         34.4%
 ----------------------------------------------------------------------------------------------
 AAA                                                                                  29.3
 ----------------------------------------------------------------------------------------------
 AA                                                                                   11.0
 ----------------------------------------------------------------------------------------------
 A                                                                                    16.2
 ----------------------------------------------------------------------------------------------
 BBB*                                                                                  0.4
 ----------------------------------------------------------------------------------------------
 Cash and Equivalents                                                                  8.7

 * Represents bonds whose quality ratings were downgraded while held by the fund.


 Because the fund is actively managed, its holdings will change from time to time.

 For updated information on the fund's portfolio holdings, please access the American Funds web site at www.americanfunds.com.

                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 MANAGEMENT AND ORGANIZATION

 INVESTMENT ADVISER

 Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the fund. The total management fee paid by the fund, as a percentage of average net assets, for the previous fiscal year appears earlier under "Fees and Expenses of the Fund."

 MULTIPLE PORTFOLIO COUNSELOR SYSTEM

 Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments managed by individual counselors. Counselors decide how their respective segments will be invested, within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio. The primary individual portfolio counselors for Intermediate Bond Fund of America are:


 PORTFOLIO COUNSELOR/ FUND   PORTFOLIO COUNSELOR   PRIMARY TITLE WITH INVESTMENT ADVISER
 TITLE (IF APPLICABLE)            EXPERIENCE       (OR AFFILIATE) AND INVESTMENT EXPERIENCE
 ---------------------------------------------------------------------------------------------------
 JOHN H. SMET                      10 years        Senior Vice President, Capital Research and
 President, Principal                              Management Company
 Executive Officer and
 Trustee                                           Investment professional for 19 years in total;18
                                                   years with Capital Research and Management
                                                   Company or affiliate
 ---------------------------------------------------------------------------------------------------
 THOMAS H. HOGH                    5 years         Vice President, Capital International Research

                                                   Investment professional for 15 years in total;12
                                                   years with Capital Research and Management
                                                   Company or affiliate
 ---------------------------------------------------------------------------------------------------
 JOHN W. RESSNER                   10 years        Executive Vice President and Director, Capital
                                                   Research Company

                                                   Investment professional for 13 years, all with
                                                   Capital Research and Management Company or
                                                   affiliate
 ---------------------------------------------------------------------------------------------------

INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 SHAREHOLDER INFORMATION

 SHAREHOLDER SERVICES

 American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days written notice. For your convenience, American Funds Service Company has four service centers across the country.


                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS

                       Call toll-Free from anywhere in the U.S.
                                (8 a.m. to 8 p.m. ET):
                                    800/421-0180

                          Access the American Funds Website
                                www.americanfunds.com

                             [map of the United States]

Western            Western Central     Eastern Central        Eastern
Service Center     Service Center      Service Center         Service Center
American Funds     American Funds      American Funds         American Funds
Service Company    Service Company     Service Company        Service Company
P.O. Box 25065     P.O. Box 659522     P.O. Box 6007          P.O. Box 2280
Santa Ana,         San Antonio, Texas  Indianapolis, Indiana  Norfolk, Virginia
California         78265-9522          46206-6007             23501-2280
92799-9508         Fax: 210/474-4050   Fax: 317/735-6620      Fax: 757/670-4773
Fax: 714/671-7080



 A MORE DETAILED DESCRIPTION OF POLICIES AND SERVICES IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION AND THE OWNER'S GUIDE SENT TO NEW AMERICAN FUNDS SHAREHOLDERS TITLED "WELCOME TO THE FAMILY." Both are available by writing or calling American Funds Service Company.

                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 CHOOSING A SHARE CLASS

 The fund offers four different classes of shares. Each share class represents investments in the same portfolio of securities, but each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. WHEN YOU PURCHASE SHARES OF THE FUND, YOU MUST CHOOSE A SHARE CLASS. IF NONE IS CHOSEN, YOUR INVESTMENT WILL BE MADE IN CLASS A SHARES.

 Shares of the fund may be purchased through various investment programs or accounts, including many types of retirement plans. The services or share classes available to you may vary depending upon how you wish to purchase shares of the fund.

 Factors you should consider in choosing a class of shares include:

 . how long you expect to own the shares;

 . how much you intend to invest;

 . total expenses associated with owning shares of each class;

 . whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver);

 . Class B and C shares are generally not available to certain retirement plans, including employer-sponsored retirement plans such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans;

 . Class F shares are generally only available to fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

 EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 SUMMARY OF THE PRIMARY DIFFERENCES AMONG SHARE CLASSES

  CLASS A SHARES
 ------------------------------------------------------------------------------
  Initial sales charge       up to 3.75% (reduced or eliminated for purchases
                             of $100,000 or more)
  Contingent deferred        none (except on certain redemptions on purchases
  sales charge               of $1 million or more bought without an initial
                             sales charge)
  12b-1 fees                 up to 0.30% annually
  Dividends                  higher than other classes due to lower annual
                             expenses
  Purchase maximum           none
  Conversion                 none
  CLASS B SHARES
 ------------------------------------------------------------------------------
  Initial sales charge       none
  Contingent deferred        starts at 5.00% and declines until it reaches 0%
  sales charge               after six years
  12b-1 fees                 1.00% annually
  Dividends                  lower than Class A and F shares due to higher
                              distribution fees and other expenses, but higher
                             than Class C shares due to lower other expenses
  Purchase maximum           $100,000
  Conversion                 automatic conversion to Class A shares after eight
                             years, reducing future annual expenses
  CLASS C SHARES
 ------------------------------------------------------------------------------
  Initial sales charge       none
  Contingent deferred        1.00% if shares are sold within one year after
  sales charge               being purchased
  12b-1 fees                 1.00% annually
  Dividends                  lower than other classes due to higher
                             distribution fees and other expenses
  Purchase maximum           $500,000
  Conversion                 automatic conversion to Class F shares after ten
                             years, reducing future annual expenses
  CLASS F SHARES
 ------------------------------------------------------------------------------
  Initial sales charge       none
  Contingent deferred        none
  sales charge
  12b-1 fees                 currently 0.25% annually (may not exceed 0.50%
                             annually)
  Dividends                  higher than Class B and C shares due to lower
                                distribution fees, but typically lower than
                             Class A shares due to higher other expenses
  Purchase maximum           none
  Conversion                 none
 ------------------------------------------------------------------------------

                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 PURCHASE AND EXCHANGE OF SHARES

 PURCHASE OF CLASS A, B AND C SHARES

 Generally, you may open an account and purchase Class A, B and C shares by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares in various ways, including through your investment dealer and by mail, telephone, the Internet and bank wire.

 PURCHASE OF CLASS F SHARES

 Generally, you may only open an account and purchase Class F shares through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers. These firms and advisers typically charge ongoing fees for services they provide.

 EXCHANGE

 Generally, you may exchange your shares into shares of the same class of other funds in The American Funds Group without a sales charge. For purposes of computing the contingent deferred sales charge on Class B and C shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

 Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

 THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S DISTRIBUTOR, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON, INCLUDING PURCHASES WHICH ARE PART OF EXCHANGE ACTIVITY THAT COULD INVOLVE ACTUAL OR POTENTIAL HARM TO THE FUND.


 PURCHASE MINIMUMS FOR ALL CLASSES OF SHARES
 To establish an account (including retirement plan accounts)   $    250
   For a retirement plan account through payroll deduction      $     25
 To add to an account                                           $     50
   For a retirement plan account through payroll deduction      $     25
 ------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS B SHARES                            $100,000
 ------------------------------------------------------------------------
 PURCHASE MAXIMUM FOR CLASS C SHARES                            $500,000
 ------------------------------------------------------------------------

INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 VALUING SHARES

 The fund's net asset value is the value of a single share. The fund calculates its net asset value, each day the New York Stock Exchange is open, as of 4:00 p.m. New York time, the close of regular trading. Assets are valued primarily on the basis of market quotations. However, the fund's board has adopted procedures to make "fair value" determinations in certain circumstances, for example, if market quotations are not readily available or do not accurately reflect fair value.

 Your shares will be purchased at the net asset value (plus any applicable sales charge in the case of Class A shares), or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. A contingent deferred sales charge may apply at the time you sell certain Class A, B and C shares.

 SALES CHARGES

 CLASS A

 The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced or eliminated for larger purchases as indicated below.


                             SALES CHARGE AS A PERCENTAGE OF
                             ----------------------------------
                                                                    DEALER
                                                    NET           COMMISSION
                                OFFERING          AMOUNT           AS % OF
 INVESTMENT                       PRICE          INVESTED       OFFERING PRICE
 ------------------------------------------------------------------------------
 Less than $100,000               3.75%            3.90%            3.00%
 ------------------------------------------------------------------------------
 $100,000 but less than           3.50%            3.63%            2.75%
 $250,000
 ------------------------------------------------------------------------------
 $250,000 but less than           2.50%            2.56%            2.00%
 $500,000
 ------------------------------------------------------------------------------
 $500,000 but less than           2.00%            2.04%            1.60%
 $750,000
 ------------------------------------------------------------------------------
 $750,000 but less than $1        1.50%            1.52%            1.20%
 million
 ------------------------------------------------------------------------------
 $1 million or more and
 certain other investments        none             none             none
 described below
 ------------------------------------------------------------------------------


 CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

 INVESTMENTS OF $1 MILLION OR MORE MAY BE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE IF SHARES ARE SOLD WITHIN ONE YEAR OF PURCHASE.
  Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through retirement plans, endowments or foundations with $50 million or more in assets, and investments made through accounts that purchased fund shares before March 15, 2001 and are part of certain qualified fee-based programs. The distributor may pay dealers up to 1%

                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS
 on investments made in Class A shares with no initial sales charge. The fund may reimburse the distributor for these payments through its Plan of Distribution (see below).

 CLASS B AND C

 Class B and C shares are sold without any initial sales charge. American Funds Distributors pays 4% of the amount invested to dealers who sell Class B shares and 1% to dealers who sell Class C shares.

 For Class C shares, a contingent deferred sales charge of 1% applies if shares are sold within one year of purchase. For Class B shares, a contingent deferred sales charge may be applied to shares you sell within six years of purchase, as shown in the table below.

 CLASS B SHARES SOLD WITHIN YEAR       1    2    3    4    5     6
 --------------------------------------------------------------------
 CONTINGENT DEFERRED SALES CHARGE      5%   4%   4%   3%   2%    1%


 Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers for Class B and C Shares" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first and then shares that you have owned the longest.

 See "Plans of Distribution" below for ongoing compensation paid to your dealer or financial adviser for all share classes.

 CONVERSION OF CLASS B AND C SHARES

 Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that these automatic conversions are not taxable. Should its position change, shareholders would still have the option of converting but may face certain tax consequences.

INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 SALES CHARGE REDUCTIONS AND WAIVERS

 You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your Class A sales charge or waiver of your Class B or C contingent deferred sales charge.

 REDUCING YOUR CLASS A SALES CHARGE

 You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

 AGGREGATING ACCOUNTS

 To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for your own account(s) and/or, for instance:

 . trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust;

 . solely controlled business accounts;

 . single-participant retirement plans.

 CONCURRENT PURCHASES

 You may combine simultaneous purchases of any class of shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

 RIGHTS OF ACCUMULATION

 You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in any class of shares of the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to determine your Class A sales charge. Direct purchases of money market funds are excluded.

 STATEMENT OF INTENTION

 You can reduce the sales charge you pay on your Class A share purchases by establishing a Statement of Intention. A Statement of Intention allows you to combine all non-money market fund purchases of all share classes, as well as individual American Legacy variable annuity and life insurance policies you intend to make over a 13-month period, to determine the applicable sales charge. At your request, purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 CONTINGENT DEFERRED SALES CHARGE WAIVERS FOR CLASS B AND C SHARES

 The contingent deferred sales charge on Class B and C shares may be waived in the following cases:

 . when receiving payments through systematic withdrawal plans (up to 12% of the value of each fund account);

 . when receiving required minimum distributions from retirement accounts upon reaching age 70 1/2; or

 . for redemptions due to death or post-purchase disability of the shareholder
  (this generally excludes trusts).

 PLANS OF DISTRIBUTION

 The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of trustees. The plans provide for annual expenses of up to 0.30% for Class A shares, 1.00% for Class B and C shares, and up to 0.50% for Class F shares. For all share classes, up to 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The remaining expense for each share class may be used for distribution expenses.

 The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year are indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B and C shares may cost you more over time than paying the initial sales charge for Class A shares.

 OTHER COMPENSATION TO DEALERS

 American Funds Distributors may pay, or sponsor informational meetings for, dealers as described in the statement of additional information.

INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 HOW TO SELL SHARES

 Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

 THROUGH YOUR DEALER OR FINANCIAL ADVISER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

 . Class F shares must be sold through your dealer or financial adviser.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

     -- over $50,000;

     -- made payable to someone other than the registered shareholder(s); or

     -- sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

 . American Funds Service Company reserves the right to require signature guarantee(s) on any redemptions.

 . Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/:

 . Redemptions by telephone, fax, or computer (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE OR FUNDSLINE ONLINE

 Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

 Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 DISTRIBUTIONS AND TAXES

 DIVIDENDS AND DISTRIBUTIONS

 The fund declares dividends from net investment income daily and distributes the accrued dividends, which may fluctuate, to shareholders each month.
  Dividends begin accruing one day after payment for shares is received by the fund or American Funds Service Company. Capital gains, if any, are usually distributed in December. When a capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

 You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other American Fund, or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

 TAXES ON DISTRIBUTIONS

 Distributions you receive from the fund may be subject to income tax and may also be subject to state or local taxes - unless you are exempt from taxation.

 For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

 TAXES ON TRANSACTIONS

 Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

 Please see your tax adviser for further information.

INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 FINANCIAL HIGHLIGHTS

 The financial highlights table is intended to help you understand the fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.


                                                  CLASS A
                              -------------------------------------------------
                                           YEAR ENDED AUGUST 31
                                2001      2000      1999      1998      1997
                              -------------------------------------------------
 NET ASSET VALUE,             $13.08    $13.01    $13.56    $13.42     $13.26
 BEGINNING OF YEAR
 ------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment income           .78/1/    .78/1/    .76       .83        .86
 Net gains (losses) on
 securities
 (both realized and              .65/1/    .03/1/   (.55)      .17        .15
 unrealized)
 ------------------------------------------------------------------------------
 Total from investment          1.43       .81       .21      1.00       1.01
 operations
 ------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net
 investment income)             (.82 )    (.74 )    (.76)     (.86)      (.85)
 NET ASSET VALUE,             $13.69    $13.08    $13.01    $13.56     $13.42
 END OF YEAR
 ------------------------------------------------------------------------------
 TOTAL RETURN/2/               11.24 %    6.48 %    1.54%     7.68%      7.83%
 ------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of year (in  $1,628    $1,290    $1,535    $1,459     $1,338
 millions)
 ------------------------------------------------------------------------------
 Ratio of expenses to            .81 %     .83 %     .75%/3/   .76%/3/    .82%
 average net assets
 ------------------------------------------------------------------------------
 Ratio of net income
 to average net assets          5.78 %    6.06 %    5.69%     6.09%      6.40%




 1 Based on average shares outstanding.
 2 Total returns exclude all sales charges, including contingent deferred sales charges.
 3 Had Capital Research and Management Company not waived management services fees, the fund's expense ratio would have been 0.78% and 0.79% for the fiscal years ended 1999 and 1998, respectively.

                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

                                  CLASS B              CLASS C      CLASS F
                         ------------------------------------------------------
                             Year
                             ended      March 15 to  March 15 to  March 15 to
                           August 31,    August 31,   August 31,   August 31,
                              2001        2000/1/      2001/1/      2001/1/
                         ------------------------------------------------------
 NET ASSET VALUE,           $13.08        $13.01       $13.61       $13.61
 BEGINNING OF PERIOD
 ------------------------------------------------------------------------------
 INCOME FROM INVESTMENT
 OPERATIONS:
 Net investment
 income/2/                     .69           .25          .29          .32
 Net gains on
 securities
 (both realized and            .65           .13          .10          .10
 unrealized)/2/
 ------------------------------------------------------------------------------
 Total from investment        1.34           .38          .39          .42
 operations
 ------------------------------------------------------------------------------
 LESS DISTRIBUTIONS:
 Dividends (from net
 investment income)           (.73)         (.31)        (.31)        (.34)
 NET ASSET VALUE,           $13.69        $13.08       $13.69       $13.69
 END OF PERIOD
 ------------------------------------------------------------------------------
 TOTAL RETURN/3/             10.47%         3.60%        2.88%        3.14%
 ------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL
 DATA:
 Net assets, end of
 period                     $   46        $    5       $   22       $   13
 (in millions)
 ------------------------------------------------------------------------------
 Ratio of expenses to         1.50%          .69%         .81%         .42%
 average net assets
 ------------------------------------------------------------------------------
 Ratio of net income
 to average net assets        4.85%         2.14%        2.16%        2.54%




 1 Based on operations for the period shown and, accordingly, not representative of a full year.
 2 Based on average shares outstanding.
 3 Total returns exclude all sales charges, including contingent deferred sales charges.

                                            YEAR ENDED AUGUST 31
                                    2001    2000    1999    1998     1997
                                   ----------------------------------------
 Portfolio turnover rate for all
 classes of shares                 73.21%  48.18%  70.19%  79.19%   41.55%

INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 ---------------------------------------------------------
 NOTES

                                  INTERMEDIATE BOND FUND OF AMERICA / PROSPECTUS

 FOR SHAREHOLDER SERVICES                  American Funds Service Company
                                                             800/421-0180
 FOR RETIREMENT PLAN SERVICES    Call your employer or plan administrator
 FOR DEALER SERVICES                          American Funds Distributors
                                                     800/421-9900 Ext. 11
 FOR 24-HOUR INFORMATION                            American FundsLine(R)
                                                             800/325-3590
                                             American FundsLine OnLine(R)
                                             http://www.americanfunds.com


            Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                            *     *     *     *     *

 MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODES OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements, and is incorporated by reference into this prospectus. The Codes of Ethics describe the personal investing policies adopted by the fund and the fund's investment adviser and its affiliated companies.

 The Codes of Ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http://www.sec.gov, or, after payment of a duplicating fee, via e-mail request to publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

 HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. You may also occasionally receive proxy statements for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

 If you would like to receive individual copies of these documents, or a free copy of the SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 333 South Hope
 Street, Los Angeles, California 90071.
 Investment Company File No. 811-5446
                                                       Printed on recycled paper
                                                               IBFA-010-1101/VGR

                       INTERMEDIATE BOND FUND OF AMERICA

                                     Part B
                      Statement of Additional Information

                                November 1, 2001


This document is not a prospectus but should be read in conjunction with the current prospectus of Intermediate Bond Fund of America (the "fund" or "IBFA") dated November 1, 2001. The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

                       Intermediate Bond Fund of America
                              Attention: Secretary
                              333 South Hope Street
                         Los Angeles, California 90071
                                 (213) 486-9200

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.


                               TABLE OF CONTENTS


Item                                                                  Page No.
----                                                                  --------
Certain Investment Limitations and Guidelines . . . . . . . . . . .        2
Description of Certain Securities and Investment Techniques . . . .        2
Fundamental Policies and Investment Restrictions. . . . . . . . . .        6
Fund Organization and Voting Rights . . . . . . . . . . . . . . . .        8
Fund Trustees and Other Officers. . . . . . . . . . . . . . . . . .       10
Management. . . . . . . . . . . . . . . . . . . . . . . . . . . . .       13
Taxes and Distributions . . . . . . . . . . . . . . . . . . . . . .       18
Purchase of Shares. . . . . . . . . . . . . . . . . . . . . . . . .       23
Sales Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .       25
Sales Charge Reductions and Waivers . . . . . . . . . . . . . . . .       28
Individual Retirement Account (IRA) Rollovers . . . . . . . . . . .       31
Price of Shares . . . . . . . . . . . . . . . . . . . . . . . . . .       32
Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . .       33
Shareholder Account Services and Privileges . . . . . . . . . . . .       35
Execution of Portfolio Transactions . . . . . . . . . . . . . . . .       37
General Information . . . . . . . . . . . . . . . . . . . . . . . .       38
Class A Share Investment Results and Related Statistics . . . . . .       40
Appendix. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       42
Financial Statements. . . . . . . . . . . . . . . . . . . . . . . .





                   Intermediate Bond Fund of America - Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.


DEBT SECURITIES

 .    The fund will invest at least 80% of its assets in bonds (for purposes of this limit, bonds include any debt instrument and cash equivalents, and may include certain preferred securities).
 .    The fund will invest in debt securities rated A or better by Standard &
     Poor's Corporation or Moody's Investors Service, Inc. or unrated but determined to be of equivalent quality.

MATURITY

 .    The fund's average effective maturity will be no longer than five years.

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.


          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment Objective, Strategies and Risks."


DEBT SECURITIES - Bonds and other debt securities are used by issuers to borrow money. Issuers pay investors interest and generally must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. The prices of debt securities fluctuate depending on such factors as interest rates, credit quality, and maturity. In general, their prices decline when interest rates rise and vice versa.


PASS-THROUGH SECURITIES - The fund may invest in various debt obligations backed by a pool of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables, and leases on airplanes or other equipment. Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors. Pass-through securities may have either fixed or adjustable coupons. These securities include those discussed below.


"Mortgage-backed securities" are issued both by U.S. government agencies, including the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC), and by private entities. The payment of interest and principal on securities issued by U.S. government agencies is guaranteed by the full faith and credit of the U.S. government (in the case of GNMA securities) or the issuer (in the case of FNMA and FHLMC securities). However, the guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.


                   Intermediate Bond Fund of America - Page 2

Mortgage-backed securities issued by private entities are structured similarly to mortgage-backed securities issued by GNMA, FNMA, and FHLMC. These securities and the underlying mortgages are not guaranteed by government agencies. In addition, these securities generally are structured with one or more types of credit enhancement. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.


"Collateralized mortgage obligations" (CMOs) are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond at varying schedules resulting in bonds with different coupons, effective maturities, and sensitivities to interest rates. In fact, some CMOs may be structured in a way that when interest rates change the impact of changing prepayment rates on these securities' effective maturities is magnified.


"Commercial mortgage-backed securities" are backed by mortgages of commercial property, such as hotels, office buildings, retail stores, hospitals, and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.


"Asset-backed securities" are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans, or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates, and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments which can change the securities' effective maturities.


U.S. GOVERNMENT SECURITIES - Securities guaranteed by the U.S. government include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds. For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.


Certain securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Tennessee Valley Authority, and Federal Farm Credit Bank System.


                   Intermediate Bond Fund of America - Page 3

INFLATION-INDEXED BONDS - The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities, and corporations. The principal value of this type of bond is periodically adjusted according to changes in the rate of inflation. The interest rate is generally fixed at issuance; however, interest payments are based on an inflation adjusted principal value. For example, in a period of deflation, principal value will be adjusted downward, reducing the interest payable.


Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The fund may also invest in other bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.


REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements, under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the Investment Adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.


FORWARD COMMITMENTS - The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security beginning on the date of the agreement. When the fund agrees to sell such securities, it does not participate in further gains or losses with respect to the securities beginning on the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.


The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments under these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position (because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than were it not in such a position. The fund will not borrow money to settle these transactions and therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations thereunder.


The fund may also enter into reverse repurchase agreements and "roll" transactions. A reverse repurchase agreement is the sale of a security by a fund and its agreement to repurchase the security at a specified time and price. A "roll" transaction is the sale of mortgage-backed or other


                   Intermediate Bond Fund of America - Page 4 securities together with a commitment to purchase similar, but not identical securities at a later date. The fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations as of the time of the agreement. The fund intends to treat "roll" transactions as two separate transactions: one involving the purchase of a security and a separate transaction involving the sale of a security. Since the fund does not intend to enter into "roll" transactions for financing purposes, it may treat these transactions as not falling within the definition of "borrowing" set forth in
Section 2(a)(23) of the Investment Company Act of 1940. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations under "roll" transactions and reverse repurchase agreements with broker-dealers (no collateral is required for reverse repurchase agreements with banks).


RESTRICTED SECURITIES AND LIQUIDITY - The fund may purchase securities subject to restrictions on resale. Securities not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures which have been adopted by the fund's board of trustees, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.


INVESTING IN VARIOUS COUNTRIES - The fund may only invest in non-U.S. securities that are U.S. dollar-denominated and are in the three highest rating categories. Accordingly, the risks described below are substantially lessened.


Investing outside the U.S. involves special risks, caused by, among other things: fluctuating local currency values; different accounting, auditing, and financial reporting regulations and practices in some countries; changing local and regional economic, political, and social conditions; expropriation or confiscatory taxation and greater market volatility. However, in the opinion of Capital Research and Management Company, investing outside the U.S. also can reduce certain portfolio risks due to greater diversification opportunities.


The risks described above are potentially heightened in connection with investments in developing countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of its industrialization cycle with a low per capita gross national product. For example, political and/or economic structures in these countries may be in their infancy and developing rapidly. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may only invest in securities of issuers in developing countries to a limited extent.


CASH AND CASH EQUIVALENTS - These securities include: (i) commercial paper (e.g., short-term notes up to 9 months in maturity issued by corporations, governmental bodies or bank/ corporation sponsored conduits (asset-backed commercial paper)), (ii) commercial bank obligations (e.g., certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)), (iii) savings association and savings bank obligations (e.g., bank notes and certificates of deposit issued by savings banks or savings associations), (iv) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (v) corporate bonds and notes that mature, or that may be redeemed, in one year or less.


                   Intermediate Bond Fund of America - Page 5

VARIABLE AND FLOATING RATE OBLIGATIONS - The interest rates payable on certain securities in which the fund may invest may not be fixed but may fluctuate based upon changes in market rates. Variable and floating rate obligations bear coupon rates that are adjusted at designated intervals, based on the then current market rates of interest. Variable and floating rate obligations permit the fund to "lock in" the current interest rate for only the period until the next scheduled rate adjustment, but the rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.


ADJUSTMENT OF MATURITIES - The Investment Adviser seeks to anticipate movements in interest rates and adjusts the maturity distribution of the portfolio accordingly. Keeping in mind the fund's objective, the Investment Adviser will increase the fund's exposure to this price volatility only when it appears likely to increase current income without undue risk to capital.


LOANS OF PORTFOLIO SECURITIES - The fund is authorized to lend portfolio securities to selected securities dealers or other institutional investors whose financial condition is monitored by the Investment Adviser. The borrower must maintain with the fund's custodian collateral consisting of cash, cash equivalents or U.S. government securities equal to at least 100% of the value of the borrowed securities, plus any accrued interest. The Investment Adviser will monitor the adequacy of the collateral on a daily basis. The fund may at any time call a loan of its portfolio securities and obtain the return of the loaned securities. The fund will receive any interest paid on the loaned securities and a fee or a portion of the interest earned on the collateral. The fund will limit its loans of portfolio securities to an aggregate of 33 1/3% of the value of its total assets, measured at the time any such loan is made.


There is no current intent to engage in this investment practice over the next 12 months.


                        *     *     *     *     *     *

PORTFOLIO TURNOVER - Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover (100% or more) involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.


Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved, although the price usually includes a profit to the dealer.


A fund's portfolio turnover rate would equal 100% if each security in the fund's portfolio was replaced once per year. See "Financial Highlights" in the prospectus for the fund's annual portfolio turnover for each of the last five fiscal periods.


                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES - The fund has adopted the following fundamental policies and investment restrictions which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the Investment Company Act of 1940 ("1940


                   Intermediate Bond Fund of America - Page 6

Act") as the vote of the lesser of (i) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (ii) more than 50% of the outstanding voting securities. All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.


These restrictions provide that the fund may not:


1. Purchase any security (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities ("U.S. government securities") if, immediately after and as a result of such investment, more than 5% of the value of the fund's total assets would be invested in securities of the issuer;

 2. Invest 25% or more of the value of its total assets in the securities of issuers conducting their principal business activities in the same industry, except that this limitation shall not apply to U.S. government securities;

 3.  Invest in companies for the purpose of exercising control or management;

 4. Knowingly purchase securities of other managed investment companies, except in connection with a merger, consolidation, acquisition, or reorganization;

 5. Buy or sell real estate or commodities or commodity contracts in the ordinary course of its business; however, the fund may purchase or sell readily marketable debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

 6. Acquire securities subject to contractual restrictions preventing their ready disposition or enter into repurchase agreements or purchase time deposits maturing in more than seven days if, immediately after and as a result, the value of illiquid securities held by the fund would exceed, in the aggregate, 10% of the value of the fund's total assets;

 7. Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

 8. Make loans, except that this does not prevent the fund from purchasing marketable debt securities and entering into repurchase agreements or making loans of portfolio securities;

 9. Sell securities short, except to the extent that the fund contemporaneously owns or has the right to acquire at no additional cost securities identical to those sold short;

10. Purchase securities on margin, except that the fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

11. Borrow money, except from banks for temporary or emergency purposes, not in excess of 5% of the value of the fund's total assets, except that the fund may enter into reverse repurchase


                   Intermediate Bond Fund of America - Page 7 agreements, provided that the fund will limit its aggregate borrowings to no more than one-third of its total assets;

12. Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the sale of securities pursuant to a reverse repurchase agreement;

13. Purchase or retain the securities of any issuer, if those individual officers and Trustees of the fund, its investment adviser, or distributor, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer;

14. Invest in interests in oil, gas, or other mineral exploration or development programs;

15. Invest more than 5% of its total assets in warrants which are unattached to securities;

16.  Write, purchase or sell puts, calls or combinations thereof;

17. Invest more than 5% of its total assets in securities of companies having, together with their predecessors, a record of less than three years of continuous operation.

A further investment policy of the fund, which may be changed by action of the Board of Trustees without shareholder approval, is that the fund will not invest in securities of an issuer if the investment would cause the fund to own more than 10% of the outstanding voting securities of any one issuer. With respect to Investment Restriction #15, investments in warrants, valued at the lower of cost or market, will not exceed 5% of the value of the fund's net assets, with no more than 2% being unlisted on the New York or American Stock Exchanges. (Warrants acquired by the fund in units or attached to securities may be deemed to be without value.)


Notwithstanding Investment Restriction #4, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by the Trustees pursuant to an exemptive order granted by the Securities and Exchange Commission. For purposes of Investment Restriction #6, the fund will not invest more than 15% of its net assets in illiquid securities.


                      FUND ORGANIZATION AND VOTING RIGHTS

The fund, an open-end, diversified management investment company, was organized as a Massachusetts business trust on December 7, 1987.


All fund operations are supervised by the fund's Board of Trustees which meets periodically and performs duties required by applicable state and federal laws. Members of the board who are not employed by Capital Research and Management Company or its affiliates are paid certain fees for services rendered to the fund as described in "Trustees and Trustee Compensation" below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.


The fund has four classes of shares - Class A, B, C and F. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Trustees and set forth in the fund's rule 18f-3


                   Intermediate Bond Fund of America - Page 8

Plan. Class A, B, C and F shareholders have exclusive voting rights with respect to the respective class' rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.


The fund does not hold annual meetings of shareholders. However, significant matters which require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.


                   Intermediate Bond Fund of America - Page 9

                           FUND TRUSTEES AND OFFICERS

                       Trustees and Trustee Compensation


                                                                                                AGGREGATE
                                                                                               COMPENSATION
                                                                                          (INCLUDING VOLUNTARILY
                                                                                                 DEFERRED
                                                                                             COMPENSATION/1/)
                                                                                              FROM THE FUND
                                 POSITION                                                   DURING FISCAL YEAR
                                   WITH             PRINCIPAL OCCUPATION(S) DURING                ENDED
   NAME, ADDRESS AND AGE        REGISTRANT                   PAST 5 YEARS                          2001
------------------------------------------------------------------------------------------------------------------
 Richard G. Capen, Jr.         Trustee          Corporate Director and author; former            $3,843/3/
 6077 San Elijo, Box 2494                       United States Ambassador to Spain;
 Rancho Santa Fe, CA 92067                      former Vice Chairman of the Board,
 Age: 67                                        Knight-Ridder, Inc., former Chairman
                                                and Publisher, The Miami Herald
                                                               ----------------
------------------------------------------------------------------------------------------------------------------
 H. Frederick Christie         Trustee          Private Investor.  Former President and          $3,843/3/
 P.O. Box 144                                   Chief Executive Officer, The Mission
 Palos Verdes Estates, CA                       Group (non-utility holding company,
 90274                                          subsidiary of Southern California
 Age: 68                                        Edison Company)
------------------------------------------------------------------------------------------------------------------
 Diane C. Creel                Trustee          CEO and President, The Earth Technology          $3,755/3/
 100 W. Broadway                                Corporation (international consulting
 Suite 240                                      engineering)
 Long Beach, CA 90802
 Age: 52
------------------------------------------------------------------------------------------------------------------
 Martin Fenton                 Trustee          Managing Director, Senior Resource               $4,175/3/
 4660 La Jolla Village                          Group LLC (development and management
 Drive                                          of senior living communities)
 Suite 725
 San Diego, CA 92122
 Age: 66
------------------------------------------------------------------------------------------------------------------
 Leonard R. Fuller             Trustee          President, Fuller Consulting (financial          $3,843/3/
 4337 Marina City Drive                         management consulting firm)
 Suite 841 ETN
 Marina del Rey, CA 90292
 Age: 55
------------------------------------------------------------------------------------------------------------------
 +* Abner D. Goldstine         Vice Chairman    Senior Vice President and Director,               none/4/
 Age: 71                       and Trustee      Capital Research and Management Company
                                                                                          ------------------------
------------------------------------------------------------------------------------------
 +** Paul G. Haaga, Jr.        Chairman of      Executive Vice President and Director,            none/4/
 Age: 52                       the Board        Capital Research and Management Company
                                                                                          ------------------------
------------------------------------------------------------------------------------------
 Richard G. Newman             Trustee          Chairman and CEO, AECOM Technology               $ 4,175
 3250 Wilshire Boulevard                        Corporation (architectural engineering)
 Los Angeles, CA 90010-1599
 Age: 66
------------------------------------------------------------------------------------------------------------------
 Frank M. Sanchez              Trustee          President, The Sanchez Family                    $ 3,965
 5234 Via San Delarro, #1                       Corporation dba McDonald's Restaurants
 Los Angeles, CA 90022                          (McDonald's licensee)
 Age: 58
------------------------------------------------------------------------------------------------------------------
 +*John H. Smet                President and    Senior Vice President, Capital Research           none/4/
 Age:45                        Trustee          and Management Company
------------------------------------------------------------------------------------------------------------------
                                   TOTAL COMPENSATION
                                 (INCLUDING VOLUNTARILY
                                        DEFERRED
                                  COMPENSATION/1/) FROM      TOTAL NUMBER
                                  ALL FUNDS MANAGED BY         OF FUND
                                  CAPITAL RESEARCH AND          BOARDS
                                   MANAGEMENT COMPANY          ON WHICH
                              OR ITS AFFILIATES/2/ FOR THE     TRUSTEE
   NAME, ADDRESS AND AGE            YEAR ENDED 2001           SERVES/2/
--------------------------------------------------------------------------
 Richard G. Capen, Jr.                 $98,620/3/                 14
 6077 San Elijo, Box 2494
 Rancho Santa Fe, CA 92067
 Age: 67
--------------------------------------------------------------------------
 H. Frederick Christie                 $205,620/3/                19
 P.O. Box 144
 Palos Verdes Estates, CA
 90274
 Age: 68
--------------------------------------------------------------------------
 Diane C. Creel                        $48,580/3/                 12
 100 W. Broadway
 Suite 240
 Long Beach, CA 90802
 Age: 52
--------------------------------------------------------------------------
 Martin Fenton                         $184,120/3/                17
 4660 La Jolla Village
 Drive
 Suite 725
 San Diego, CA 92122
 Age: 66
--------------------------------------------------------------------------
 Leonard R. Fuller                     $80,620/3/                 13
 4337 Marina City Drive
 Suite 841 ETN
 Marina del Rey, CA 90292
 Age: 55
--------------------------------------------------------------------------
 +* Abner D. Goldstine                   none/4/                  12
 Age: 71
--------------------------------------------------------------------------
 +** Paul G. Haaga, Jr.                  none/4/                  15
 Age: 52
--------------------------------------------------------------------------
 Richard G. Newman                     $ 116,620                  13
 3250 Wilshire Boulevard
 Los Angeles, CA 90010-1599
 Age: 66
--------------------------------------------------------------------------
 Frank M. Sanchez                      $  52,100                  12
 5234 Via San Delarro, #1
 Los Angeles, CA 90022
 Age: 58
--------------------------------------------------------------------------
 +*John H. Smet                          none/4/                   2
 Age:45
--------------------------------------------------------------------------




                  Intermediate Bond Fund of America - Page 10

 [This page is intentionally left blank for this filing.]

                  Intermediate Bond Fund of America - Page 11

+ "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's Investment Adviser, Capital Research and Management Company, or the parent company of the Investment Adviser, The Capital Group Companies, Inc.


* Address is 11100 Santa Monica Boulevard, Los Angeles, CA 90025
** Address is 333 South Hope Street, Los Angeles, CA 90071

1 Amounts may be deferred by eligible Trustees under a non-qualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Trustees.

2 Capital Research and Management Company manages The American Funds Group consisting of 29 funds: AMCAP Fund, Inc., American Balanced Fund, Inc., American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., The Cash Management Trust of America, Capital Income Builder, Inc., Capital World Growth and Income Fund, Inc., Capital World Bond Fund, Inc., EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., Intermediate Bond Fund of America, The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, The Tax-Exempt Fund of Virginia, The Tax-Exempt Money Fund of America, The U. S. Treasury Money Fund of America, U.S. Government Securities Fund and Washington Mutual Investors Fund, Inc. Capital Research and Management Company also manages American Funds Insurance Series and Anchor Pathway Fund, which serve as the underlying investment vehicle for certain variable insurance contracts; and Endowments, whose shareholders are limited to (i) any entity exempt from taxation under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended ("501(c)(3) organization"); (ii) any trust, the present or future beneficiary of which is a 501(c)(3) organization, and (iii) any other entity formed for the primary purpose of benefiting a 501(c)(3) organization. An affiliate of Capital Research and Management Company, Capital International, Inc., manages Emerging Markets Growth Fund, Inc.

3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2001 fiscal year for participating Trustees is as follows: Richard G. Capen, Jr. ($5,296), H. Frederick Christie ($10,768), Diane C. Creel ($9,360), Martin Fenton ($16,820) and Leonard R. Fuller ($16,598). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the Trustees.

4 Abner D. Goldstine, Paul G. Haaga, Jr. and John H. Smet are affiliated with the Investment Adviser and, accordingly, receive no compensation from the fund.


                  Intermediate Bond Fund of America - Page 12

                                 OTHER OFFICERS


                                 POSITION(S)         PRINCIPAL OCCUPATION(S)
   NAME AND ADDRESS     AGE    WITH REGISTRANT               DURING
--------------------------------------------------        PAST 5 YEARS#
                                                  -----------------------------
Michael J. Downer       46   Vice President       Senior Vice President - Fund
333 South Hope Street                             Business Management Group,
Los Angeles, CA 90071                             Capital Research and
                                                  Management Company
-------------------------------------------------------------------------------
Julie F. Williams       53   Secretary            Vice President - Fund
333 South Hope Street                             Business Management Group,
Los Angeles, CA 90071                             Capital Research and
                                                  Management Company
-------------------------------------------------------------------------------
Anthony W. Hynes, Jr.   38   Treasurer            Vice President - Fund
135 South State                                   Business Management Group,
College Blvd.                                     Capital Research and
Brea, CA 92821                                    Management Company
-------------------------------------------------------------------------------
Kimberly S. Verdick     37   Assistant            Assistant Vice President -
333 South Hope Street        Secretary            Fund Business Management
Los Angeles, CA 90071                             Group, Capital Research and
                                                  Management Company
-------------------------------------------------------------------------------
Susi M. Silverman       31   Assistant Treasurer  Vice President - Fund
135 South State                                   Business Management Group,
College Blvd.                                     Capital Research and
Brea, CA 92821                                    Management Company
-------------------------------------------------------------------------------



# Positions within the organizations listed may have changed during this period.

All of the officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as Investment Adviser.


No compensation is paid by the fund to any officer or Trustee who is a director, officer or employee of the Investment Adviser or affiliated companies. The fund pays annual fees of $2,500 to Trustees who are not affiliated with the Investment Adviser, plus $210 for each Board of Trustees meeting attended. In addition, various Trustees participate with directors and trustees of certain other funds in The American Funds Group in joint meetings of Contracts Committees, Audit Committees and Nominating Committees; total fees for attendance at these meetings, which are prorated among the participants in proportion to the number of funds represented, are $2,510 for each meeting of the Contracts Committee and $1,000 for each meeting of the Audit and Nominating Committees. No pension or retirement benefits are accrued as part of fund expenses. The Trustees may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the Trustees who are not affiliated with the Investment Adviser. As of October 1, 2001 the officers and Trustees of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.


                                   MANAGEMENT

INVESTMENT ADVISER - The Investment Adviser, Capital Research and Management Company, founded in 1931, maintains research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Hong Kong, Singapore and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's research professionals travel several million miles a year, making more than 5,000 research visits in more


                  Intermediate Bond Fund of America - Page 13 than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.


The Investment Adviser is responsible for managing more than $350 billion of stocks, bonds and money market instruments and serves over 11 million shareholder accounts of all types throughout the world. These investors include privately owned businesses and large corporations as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.


INVESTMENT ADVISORY AND SERVICE AGREEMENT - The Investment Advisory and Service Agreement (the "Agreement") between the fund and the Investment Adviser will continue in effect until October 31, 2002, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Trustees, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).


The Investment Adviser, in addition to providing investment advisory services, furnishes the services and pays the compensation and travel expenses of persons to perform the executive, administrative, clerical and bookkeeping functions of the fund, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies, and postage used at the offices of the fund. The fund pays all expenses not assumed by the Investment Adviser, including, but not limited to, custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative services; costs of the designing, printing and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; taxes; expenses of the issuance and redemption of shares of the fund (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's Plans of Distribution (described below); legal and auditing expenses; compensation, fees and expenses paid to trustees unaffiliated with the Investment Adviser; association dues; costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.


The management fee is based upon the net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.


                  Intermediate Bond Fund of America - Page 14

The management fee is based on the following rates and month-end net asset levels:


                                NET ASSET LEVEL

          RATE                  IN EXCESS OF                  UP TO
------------------------------------------------------------------------------
         0.30%                 $            0             $   60,000,000
------------------------------------------------------------------------------
         0.21                      60,000,000              1,000,000,000
------------------------------------------------------------------------------
         0.18                   1,000,000,000              3,000,000,000
------------------------------------------------------------------------------
         0.16                   3,000,000,000
------------------------------------------------------------------------------


The agreement also provides for fees based on monthly gross investment income at the following rates:


                            MONTHLY GROSS INVESTMENT

         INCOME              RATE IN EXCESS OF                UP TO
------------------------------------------------------------------------------
         3.00%                   $        0                 $3,333,333
------------------------------------------------------------------------------
         2.50                     3,333,333                  8,333,333
------------------------------------------------------------------------------
         2.00                     8,333,333
------------------------------------------------------------------------------


Assuming net assets of $1.5 billion and gross investment income levels of 6%, 7%, 8%, 9% and 10%, management fees would be 0.37%, 0.39%, 0.41%, 0.43% and
0.45%, respectively.


The Investment Adviser has agreed that in the event the Class A expenses of the fund (with the exclusion of interest, taxes, brokerage costs, extraordinary expenses such as litigation and acquisitions or other expenses excludable under applicable state securities laws or regulations) for any fiscal year ending on a date on which the Agreement is in effect, exceed the expense limitations, if any, applicable to the fund pursuant to state securities laws or any regulations thereunder, it will reduce its fee by the extent of such excess and, if required pursuant to any such laws or any regulations thereunder, will reimburse the fund in the amount of such excess. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the above limit, management fees will be reduced similarly for all classes of shares of the fund or other Class A fees will be waived in lieu of management fees.


For the fiscal years ended 2001, 2000, and 1999, the Investment Adviser received advisory fees of $5,549,000, $5,452,000, and $5,863,000, respectively.


ADMINISTRATIVE SERVICES AGREEMENT - The Administrative Services Agreement (the "Administrative Agreement") between the fund and the Investment Adviser, relating to the fund's Class C and F shares, will continue in effect until October 31, 2002, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of Trustees who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Administrative Agreement provides that the fund may terminate the agreement at any time by


                  Intermediate Bond Fund of America - Page 15 vote of a majority of Trustees who are not interested persons of the fund. The Investment Adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).


Under the Administrative Agreement, the Investment Adviser provides certain transfer agent and administrative services for shareholders of the fund's Class C and F shares. The Investment Adviser contracts with third parties, including American Funds Service Company, the fund's Transfer Agent, to provide these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting, and shareholder and fund communications. In addition, the Investment Adviser monitors, coordinates and oversees the activities performed by third parties.


As compensation for its services, the Investment Adviser receives transfer agent fees for transfer agent services provided to the fund's Class C and F shares.
 Transfer agent fees are paid monthly according to a fee schedule contained in a Shareholder Services Agreement between the fund and American Funds Service Company. The fund's Class C and F shares pay only those transfer agent fees that are attributed to accounts and activities generated by their respective share class. The Investment Adviser also receives an administrative services fee for administrative services provided to the fund's Class C and F shares.
 Administrative services fees are paid monthly, accrued daily and calculated at the annual rate of 0.15% of the average daily net assets of the fund's Class C and F shares. Administrative service fees paid for Class C and F shares for the fiscal period ended 2001 were $13,000 and $10,000, respectively.


PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION - American Funds Distributors, Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, and 5300 Robin Hood Road, Norfolk, VA 23513.


The fund has adopted Plans of Distribution (the "Plans"), pursuant to rule 12b-1 under the 1940 Act. The Principal Underwriter receives amounts payable pursuant to the Plans (see below). In addition, the Principal Underwriter receives revenues from sales of the fund's shares. For Class A shares, the Principal Underwriter receives commission revenue consisting of that portion of the Class A sales charge remaining after the allowances by the Principal Underwriter to investment dealers. For Class B shares, the Principal Underwriter sells the rights to Class B 12b-1 fees paid by the fund for distribution expenses to a third party and receives the revenue remaining after compensating investment dealers for sales of Class B shares. The fund also pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers of Class B shares. For Class C shares, the Principal Underwriter receives any contingent deferred sales charges that apply to Class C shares during the first year after purchase. The fund pays the Principal Underwriter for advancing the immediate service fees and commissions paid to qualified dealers of Class C shares. For Class F shares, the fund pays the Principal Underwriter for advancing the immediate service fees paid to qualified dealers and advisers of Class F shares.


Commissions retained by the Principal Underwriter on sales of Class A shares during the 2001 fiscal year amounted to $1,300,000 after an allowance of $4,972,000 to dealers. During the fiscal years ended 2000 and 1999, the Principal Underwriter retained $1,036,000 and $1,880,000, respectively, on sales of Class A shares after an allowance of $4,139,000 and $7,634,000 to


                  Intermediate Bond Fund of America - Page 16 dealers, respectively. Revenue retained and service fees received by the Principal Underwriter on sales of Class B shares during the 2001 period amounted to $295,000 after compensation of $1,787,000 to dealers. During the fiscal year ended 2000, the Principal Underwriter retained $35,000 on sales of Class B shares after compensation of $240,000 to dealers.


As required by rule 12b-1 and the 1940 Act, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Trustees and separately by a majority of the trustees who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. Potential benefits of the Plans to the fund include shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of trustees who are not "interested persons" of the fund are committed to the discretion of the trustees who are not "interested persons" during the existence of the Plans. The Plans may not be amended to increase materially the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly and the Plans must be renewed annually by the Board of Trustees.


Under the Plans, the fund may annually expend (i) for Class A shares, up to 0.30% of its net assets attributable to Class A shares, (ii) for Class B shares, 1.00% of its net assets attributable to Class B shares, (iii) for Class C shares, 1.00% of its net assets attributable to Class C shares, and (iv) for Class F shares, up to 0.50% of its net assets attributable to Class F shares, to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Trustees has approved the category of expenses for which payment is being made.


For Class A shares, (i) up to 0.25% is reimbursed to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and (ii) up to the amount allowable under the fund's Class A 12b-1 limit is reimbursed to the Principal Underwriter for paying distribution-related expenses, including dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and retirement plans, endowments and foundations with $50 million or more in assets) ("no load purchases"). Commissions on no load purchases of Class A shares in excess of the Class A Plan limitation not reimbursed to the Principal Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit.
 After five quarters these commissions are not recoverable.


For Class B shares, (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(ii) 0.75% is paid to the Principal Underwriter for distribution-related expenses, including the financing of commissions paid to qualified dealers.


For Class C shares, (i) 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers, and
(ii) 0.75% is paid to the Principal Underwriter for paying distribution-related expenses, including commissions paid to qualified dealers.


                  Intermediate Bond Fund of America - Page 17

For Class F shares, 0.25% is paid to the Principal Underwriter for paying service-related expenses, including service fees paid to qualified dealers or advisers. Currently, no compensation is paid under the fund's Class F Plan for distribution-related expenses.


During the 2001 fiscal year, the fund paid or accrued $4,273,000 for compensation to dealers or the Principal Underwriter under the Plan for Class A shares, $189,000 for Class B shares, $39,000 for Class C shares, and $9,000 for Class F shares. As of August 31, 2001, unreimbursed expenses which remain subject to reimbursement under the Plan for Class A shares totaled $1,745,000. As of August 31, 2001, accrued and unpaid distribution expenses under the Plans for Class A shares, Class B shares, Class C shares, and Class F shares were $730,000, $36,000, $14,000, and $3,000, respectively.


OTHER COMPENSATION TO DEALERS - The Principal Underwriter, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based principally on a pro rata share of a qualifying dealer's sales. The Principal Underwriter will, on an annual basis, determine the advisability of continuing these payments.


                            TAXES AND DISTRIBUTIONS

FUND TAXATION - The fund has elected to be treated as a regulated investment company under Subchapter M of the Code. A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.


To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation generally limited, in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), or two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses.


Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the "distributed amount" for such calendar year. The


                  Intermediate Bond Fund of America - Page 18 term "required distribution" means the sum of (i) 98% of ordinary income (generally net investment income) for the calendar year, (ii) 98% of capital gain (both long-term and short-term) for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year), and (iii) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term "distributed amount" generally means the sum of (i) amounts actually distributed by the fund from its current year's ordinary income and capital gain net income and (ii) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is the interest of shareholders to distribute a lesser amount.


DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS - Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus.


Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date.


     DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income, which includes any excess of net realized short-term gains over net realized long-term capital losses. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses.

     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90-day period beginning on the date which is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.


     A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the fund which must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.


                  Intermediate Bond Fund of America - Page 19

     In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is attributable). Generally, market discount accrues on a daily basis for each day the bond is held by a fund on a straight-line basis over the time remaining to the bond's maturity. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as short-term capital gain.


     CAPITAL GAIN DISTRIBUTIONS - The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carry-forward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and their related tax credit.


SHAREHOLDER TAXATION - In January of each year individual shareholders of the fund will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund. Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain dividends" generally will be taxable to individual shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund have been held by such shareholders. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.


Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.


                  Intermediate Bond Fund of America - Page 20

Redemptions of shares, including exchanges for shares of another American Fund, may result in federal, state and local tax consequences (gain or loss) to the shareholder. However, conversion from one class to another class in the same fund should not be a taxable event. If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other funds. Also, any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.


The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.


The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.


Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.


                  Intermediate Bond Fund of America - Page 21

                               PURCHASE OF SHARES


        METHOD            INITIAL INVESTMENT        ADDITIONAL INVESTMENTS
-------------------------------------------------------------------------------
                        See "Purchase           $50 minimum (except where a
                        Minimums" for initial   lower minimum is noted under
                        investment minimums.    "Purchase Minimums").
-------------------------------------------------------------------------------
By contacting           Visit any investment    Mail directly to your
your investment dealer  dealer who is           investment dealer's address
                        registered in the       printed on your account
                        state where the         statement.
                        purchase is made and
                        who has a sales
                        agreement with
                        American Funds
                        Distributors.
-------------------------------------------------------------------------------
By mail                 Make your check         Fill out the account additions
                        payable to the fund     form at the bottom of a recent
                        and mail to the         account statement, make your
                        address indicated on    check payable to the fund,
                        the account             write your account number on
                        application. Please     your check, and mail the check
                        indicate an investment  and form in the envelope
                        dealer on the account   provided with your account
                        application.            statement.
-------------------------------------------------------------------------------
By telephone            Please contact your     Complete the "Investments by
                        investment dealer to    Phone" section on the account
                        open account, then      application or American
                        follow the procedures   FundsLink Authorization Form.
                        for additional          Once you establish the
                        investments.            privilege, you, your financial
                                                advisor or any person with your
                                                account information can call
                                                American FundsLine(R) and make
                                                investments by telephone
                                                (subject to conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By computer             Please contact your     Complete the American FundsLink
                        investment dealer to    Authorization Form. Once you
                        open account, then      established the privilege, you,
                        follow the procedures   your financial advisor or any
                        for additional          person with your account
                        investments.            information may access American
                                                FundsLine OnLine(R) on the
                                                Internet and make investments
                                                by computer (subject to
                                                conditions noted in
                                                "Shareholder Account Services
                                                and Privileges - Telephone and
                                                Computer Purchases, Redemptions
                                                and Exchanges" below).
-------------------------------------------------------------------------------
By wire                 Call 800/421-0180 to    Your bank should wire your
                        obtain your account     additional investments in the
                        number(s), if           same manner as described under
                        necessary. Please       "Initial Investment."
                        indicate an investment
                        dealer on the account.
                        Instruct your bank to
                        wire funds to:

                        Wells Fargo Bank
                        155 Fifth Street,
                        Sixth Floor
                        San Francisco, CA
                        94106
                        (ABA#121000248)

                        For credit to the
                        account of:
                        American Funds Service
                        Company a/c#
                        4600-076178
                        (fund name)
                        (your fund acct. no.)
-------------------------------------------------------------------------------


The funds and the Principal Underwriter reserve the right to reject any purchase order. Generally, Class F shares may only be purchased through fee-based programs of investment firms and registered investment advisers who have special agreements with the fund's distributor. Class B and C shares are generally not available to certain employer-sponsored retirement plans, such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase


                  Intermediate Bond Fund of America - Page 22 pension and profit sharing plans. In addition, the state tax-exempt funds are only offered in certain states and tax-exempt funds in general should not serve as retirement plan investments.


PURCHASE MINIMUMS - The minimum initial investment for all funds in The American Funds Group, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax-Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. The minimum is $50 for additional investments (except for retirement plan payroll deductions as noted above).


PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. For investments above $100,000, Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.


PURCHASE MAXIMUM FOR CLASS C SHARES - The maximum purchase order for Class C shares for all American Funds is $500,000.


FUND NUMBERS - Here are the fund numbers for use with our automated phone line, American FundsLine/(R)/ (see description below):

                                                  FUND      FUND      FUND       FUND
                                                 NUMBER    NUMBER    NUMBER     NUMBER
FUND                                            CLASS A   CLASS B   CLASS C    CLASS F
----------------------------------------------------------------------------------------
STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . . . . . . . . . . .      02       202       302        402
American Balanced Fund/(R)/ . . . . . . . . .      11       211       311        411
American Mutual Fund/(R)/ . . . . . . . . . .      03       203       303        403
Capital Income Builder/(R)/ . . . . . . . . .      12       212       312        412
Capital World Growth and Income Fund/SM/  . .      33       233       333        433
EuroPacific Growth Fund/(R)/  . . . . . . . .      16       216       316        416
Fundamental Investors/SM/ . . . . . . . . . .      10       210       310        410
The Growth Fund of America/(R)/ . . . . . . .      05       205       305        405
The Income Fund of America/(R)/ . . . . . . .      06       206       306        406
The Investment Company of America/(R)/  . . .      04       204       304        404
The New Economy Fund/(R)/ . . . . . . . . . .      14       214       314        414
New Perspective Fund/(R)/ . . . . . . . . . .      07       207       307        407
New World Fund/SM/  . . . . . . . . . . . . .      36       236       336        436
SMALLCAP World Fund/(R)/  . . . . . . . . . .      35       235       335        435
Washington Mutual Investors Fund/SM/  . . . .      01       201       301        401
BOND FUNDS
American High-Income Municipal Bond Fund/(R)/      40       240       340        440
American High-Income Trust/SM/  . . . . . . .      21       221       321        421
The Bond Fund of America/SM/  . . . . . . . .      08       208       308        408
Capital World Bond Fund/(R)/  . . . . . . . .      31       231       331        431
Intermediate Bond Fund of America/SM/ . . . .      23       223       323        423
Limited Term Tax-Exempt Bond Fund of
America/SM/ . . . . . . . . . . . . . . . . .      43       243       343        443
The Tax-Exempt Bond Fund of America/(R)/  . .      19       219       319        419
The Tax-Exempt Fund of California/(R)/* . . .      20       220       320        420
The Tax-Exempt Fund of Maryland/(R)/* . . . .      24       224       324        424
The Tax-Exempt Fund of Virginia/(R)/* . . . .      25       225       325        425
U.S. Government Securities Fund/SM/ . . . . .      22       222       322        422
MONEY MARKET FUNDS
The Cash Management Trust of America/(R)/ . .      09       209       309        409
The Tax-Exempt Money Fund of America/SM/  . .      39       N/A       N/A        N/A
The U.S. Treasury Money Fund of America/SM/ .      49       N/A       N/A        N/A
___________
*Available only in certain states.



                  Intermediate Bond Fund of America - Page 23

                                 SALES CHARGES

CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" for a listing of the funds.)

                                                                                       DEALER
                                                               SALES CHARGE AS       COMMISSION
                                                              PERCENTAGE OF THE:    AS PERCENTAGE
                                                              ------------------       OF THE
AMOUNT OF PURCHASE
AT THE OFFERING PRICE                                        NET AMOUNT  OFFERING     OFFERING
                                                             -INVESTED-   PRICE         PRICE
------------------------------------------------------------- --------    -----         -----
STOCK AND STOCK/BOND FUNDS
Less than $25,000 . . . . . . . . .                            6.10%      5.75%         5.00%
$25,000 but less than $50,000 . . .                            5.26       5.00          4.25
$50,000 but less than $100,000. .                              4.71       4.50          3.75
BOND FUNDS
Less than $100,000 . . . . . . . .                             3.90       3.75          3.00
STOCK, STOCK/BOND, AND BOND FUNDS
$100,000 but less than $250,000 .                              3.63       3.50          2.75
$250,000 but less than $500,000 .                              2.56       2.50          2.00
$500,000 but less than $750,000 .                              2.04       2.00          1.60
$750,000 but less than $1 million                              1.52       1.50          1.20
$1 million or more . . . . .               none         none     (see below)
-------------------------------------------------------------------------------


CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES - Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) MAY BE


                  Intermediate Bond Fund of America - Page 24

IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more, or with 100 or more eligible employees, and Individual Retirement Account rollovers from retirement plans with assets invested in the American Funds (see "Individual Retirement Account (IRA) Rollovers" below) may invest with no sales charge and are not subject to a CDSC. 403(b) plans may be treated as employer-sponsored plans for sales charge purposes if: (i) the American Funds are principal investment options; (ii) the employer facilitates the enrollment process by, for example, allowing for onsite group enrollment meetings held during working hours; and (iii) there is only one dealer firm assigned to the plans. 403(b) plans meeting these criteria may invest with no sales charge and are not subject to a CDSC if investing $1 million or more or having 100 or more eligible employees.


Investments made through accounts that purchased Class A shares of the fund before March 15, 2001 and are part of certain qualified fee-based programs, and retirement plans, endowments or foundations with $50 million or more in assets, may also be made with no sales charge and are not subject to a CDSC. A dealer concession of up to 1% may be paid by the fund under its Class A Plan of Distribution on investments made with no initial sales charge.


In addition, Class A shares of the stock, stock/bond and bond funds may be sold at net asset value to:


(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members and employees of the above persons, and trusts or plans primarily for such persons;

(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with the Principal Underwriter (or who clear transactions through such dealers) and plans for such persons or the dealers;

(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;

(4)  insurance company separate accounts;

(5)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

(6) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation;

(7) an individual or entity with a substantial business relationship with The Capital Group Companies as determined by a Vice President or Senior Vice President of the Capital Research and Management Company Fund Administration and Compliance Unit; and

(8) wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The Capital Group Companies, Inc.


                  Intermediate Bond Fund of America - Page 25

Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A AND C SHARES - Except as described above, a CDSC of 1% applies to redemptions of Class A shares of the American Funds, other than the money market funds, made within 12 months following the purchase of Class A shares of $1 million or more made without an initial sales charge. A CDSC of 1% also applies to redemptions of Class C shares of the American Funds made within 12 months following the purchase of the Class C shares. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A and C Shares" below.


CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below:



  CONTINGENT DEFERRED SALES CHARGE
     ON SHARES SOLD WITHIN YEAR             AS A % OF SHARES BEING SOLD
 ------------------------------------------------------------------------------
                 1                                    5.00%
                 2                                    4.00%
                 3                                    4.00%
                 4                                    3.00%
                 5                                    2.00%
                 6                                    1.00%



There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances.
 See "CDSC Waivers for Class B shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first followed by shares that you have owned the longest during the six-year period.


CLASS F SALES CHARGE - Class F shares are sold with no initial or contingent deferred sales charge.


DEALER COMMISSIONS AND COMPENSATION - For Class A shares, commissions (up to 1%) are paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution-type plan investing $1 million or more or with 100 or more eligible employees, IRA rollover accounts (as described in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more.
 Commissions on investments in Class A shares are paid at the following rates:
1.00% on amounts of $1 million to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. Commissions are based on cumulative investments and are not annually reset.


                  Intermediate Bond Fund of America - Page 26

For Class B shares, compensation equal to 4.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.


For Class C shares, compensation equal to 1.00% of the amount invested is paid by the Principal Underwriter to dealers who sell Class C shares.


CONVERSION OF CLASS B AND C SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date.
 Class C shares automatically convert to Class F shares in the month of the ten-year anniversary of the purchase date. The conversion of shares is subject to the Internal Revenue Service's continued position that the conversions are not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended, in which event no further conversions of Class B or C shares would occur while such suspension remained in effect. In that event, at your option, Class B shares could be exchanged for Class A shares and Class C shares for Class F shares on the basis of the relative net asset values of the two classes, without the imposition of a sales charge or fee; however, such an exchange could constitute a taxable event for you. Absent such an exchange, Class B and C shares would continue to be subject to higher expenses for longer than eight years and ten years, respectively.


                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


     STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include future appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more for equity funds and $100,000 or more for bond funds made within a 13-month period subject to the following statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount.

     When a shareholder elects to use a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. The dealer assigned to the account at the end of the period will receive an appropriate commission adjustment. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding.


                  Intermediate Bond Fund of America - Page 27

     The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged. Accordingly, upon your request, the sales charge paid on investments made 90 days prior to the Statement revision will be adjusted to reflect the revised Statement.

     Existing holdings eligible for rights of accumulation (see below), including Class A shares held in a fee-based arrangement, other classes of shares of the American Funds, and any individual investments in American Legacy variable annuities and variable life insurance policies (American Legacy, American Legacy II and American Legacy III variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement.

     During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement. The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When the trustees of certain retirement plans purchase shares by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: the regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments made during the 13-month period.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

     AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those made by you and your immediate family (your spouse and your children under the age of 21), if all parties are purchasing shares for their own accounts and/or:

     . individual-type employee benefit plan(s), such as an IRA, 403(b) plan (see exception below), or single-participant Keogh-type plan;

     . business accounts solely controlled by you or your immediate family (for example, you own the entire business);

     . trust accounts established by you or your immediate family. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust; or


                  Intermediate Bond Fund of America - Page 28

     . endowments or foundations established and controlled by you or your immediate family.

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     . for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     . made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, again excluding individual-type employee benefit plans described above;

     . for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     . for non-profit, charitable or educational organizations (or any employer-sponsored retirement plan for such an endowment or foundation) or any endowments or foundations established and controlled by the organization; or

     . for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan (see "Class A Purchases Not Subject to Sales Charges" above), or made for two or more 403(b) plans that are treated as employer-sponsored plans of a single employer or affiliated employers as defined in the 1940 Act.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES - You may combine purchases of all classes of shares of two or more funds in The American Funds Group, as well as individual holdings in American Legacy variable annuities and variable life insurance policies. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of the money market funds are excluded.

     RIGHTS OF ACCUMULATION - You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in all share classes of The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy variable annuities and variable life insurance policies. Direct purchases of the money market funds are excluded.


                  Intermediate Bond Fund of America - Page 29

CDSC WAIVERS FOR CLASS A SHARES - Any CDSC on Class A shares may be waived in the following cases:


(1) Exchanges (except if shares acquired by exchange are then redeemed within 12 months of the initial purchase).

(2) Distributions from 403(b) plans or IRAs due to death, post-purchase disability or attainment of age 59-1/2.

(3)  Tax-free returns of excess contributions to IRAs.

(4) Redemptions through systematic withdrawal plans (see "Automatic Withdrawals" below), not exceeding 12% each year of the lesser of the original purchase cost or the current market value of the shares being sold that would otherwise be subject to a CDSC.

CDSC WAIVERS FOR CLASS B AND C SHARES - Any CDSC on Class B and C shares may be waived in the following cases:


(1) Redemptions through systematic withdrawal plans ("SWPs") (see "Automatic Withdrawals" below) not exceeding 12% each year of the lesser of the original purchase cost or the current market value of the shares being sold that would otherwise be subject to a CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.

The 12% fee from CDSC limit is calculated on a pro rata basis at the time the first payment is made and is recalculated thereafter on a pro rata basis at the time of each SWP payment. Shareholders who establish a SWP should be aware that the amount of that payment not subject to a CDSC may vary over time depending on fluctuations in net asset value of their account. This privilege may be revised or terminated at any time.


(2) Required minimum distributions taken from retirement accounts upon the attainment of age 70-1/2. Such distributions may not exceed 12% of the value of the account annually.

(3) Distributions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, the surviving joint tenant(s), at the time they notify the Transfer Agent of the decedent's death and remove his/her name from the account, may redeem shares from the account without incurring a CDSC. Redemptions subsequent to the notification to the Transfer Agent of the death of one of the joint owners will be subject to a CDSC.

Dividend and capital gain distributions, redemptions of appreciated shares, redemptions through SWPs, and required minimum distributions in excess of 12% of an account value will not qualify for a CDSC waiver.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from a retirement plan (plan assets) may be invested in any class of shares of the American Funds (except as described below) through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A, B, C and F shares contained in the fund's current prospectus and statement of additional information. An IRA rollover involving


                  Intermediate Bond Fund of America - Page 30 plan assets that offered an investment option managed by any affiliate of The Capital Group Companies, Inc., including any of the American Funds, may be invested in Class A shares at net asset value and will not be subject to a contingent deferred sales charge. Dealers who initiate and are responsible for such investments will be compensated pursuant to the schedule applicable to Class A share investments of $1 million or more (see "Dealers Commissions and Compensation" above).

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.


Orders received by the investment dealer or authorized designee, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange each day the Exchange is open. If, for example, the Exchange closes at 1:00 p.m., the fund's share price would still be determined as of 4:00 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.


All portfolio securities of funds managed by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:


1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

Short-term securities maturing within 60 days are valued at amortized cost which approximates market value.


                  Intermediate Bond Fund of America - Page 31

Assets or liabilities initially expressed in terms of non-U.S. currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.


Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board. The fair value of all other assets is added to the value of securities to arrive at the total assets;


2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Trustees.


                                 SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent, dealer or any of their designees.
 Sales of certain Class A, B and C shares may be subject to a CDSC. Generally, Class F shares may only be sold through fee-based programs of investment firms and registered investment advisers with special agreements with the fund's distributor.


You may sell (redeem) other classes of shares in your account in any of the following ways:


     THROUGH YOUR DEALER (certain charges may apply)

     -
     Shares held for you in your dealer's street name must be sold through the dealer.

     WRITING TO AMERICAN FUNDS SERVICE COMPANY

     -     Requests must be signed by the registered shareholder(s).

     -     A signature guarantee is required if the redemption is:

          -  Over $50,000;

          -  Made payable to someone other than the registered shareholder(s);
          or

          - Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

          Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union


                  Intermediate Bond Fund of America - Page 32 that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.


     - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

     - You must include any shares you wish to sell that are in certificate form.

     TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR USING AMERICAN FUNDSLINE/(R)/ OR AMERICAN FUNDSLINE ONLINE/(R)/

     - Redemptions by telephone or fax (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.

     -     Checks must be made payable to the registered shareholder(s).

     - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

     MONEY MARKET FUNDS

     - You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.

     - You may establish check writing privileges (use the money market funds application).

          - If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

          - Check writing is not available for Class B, C or F shares of The Cash Management Trust.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.


Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.


You may reinvest proceeds from a redemption or a dividend or capital gain distribution without a sales charge in any fund in The American Funds Group within 90 days after the date of the


                  Intermediate Bond Fund of America - Page 33 redemption or distribution. Proceeds from a Class B share redemption where a CDSC was charged will be reinvested in Class A shares. Proceeds from any other type of redemption and all dividend and capital gain distributions will be reinvested in the same share class from which the original redemption or distribution was made. Any CDSC on Class A or C shares will be credited to your account. Redemption proceeds of Class A shares representing direct purchases in the money market funds that are reinvested in non-money market funds will be subject to a sales charge. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by the Transfer Agent.


                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges may not be available if your account is held with an investment dealer.


AUTOMATIC INVESTMENT PLAN - An automatic investment plan enables you to make monthly or quarterly investments in The American Funds through automatic debits from your bank account. To set up a plan you must fill out an account application and specify the amount you would like to invest ($50 minimum) and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. For example, if the date you specified falls on a weekend or holiday, your money will be invested on the previous business day. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.


AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer.


If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds Service Company with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and other distributions reinvested in additional shares.


CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS - You may cross-reinvest dividends and capital gains ("distributions") of the same share class into any other fund in The American Funds Group at net asset value, subject to the following conditions:


(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),

(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,


                  Intermediate Bond Fund of America - Page 34

(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may only exchange shares into other funds in The American Funds Group within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B or C shares of any other American Fund for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.


Exchanges of Class F shares generally may only be done through fee-based programs of investment firms and registered investment advisers with special agreements with the fund's distributor. You may exchange shares of other classes by writing to the Transfer Agent (see "Selling Shares"), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "American Funds Service Company Service Areas" -- "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing the Transfer Agent. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Bank and Trust Company serves as trustee may not be exchanged by telephone, computer, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares"--"Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.


AUTOMATIC EXCHANGES - You may automatically exchange shares of the same class in amounts of $50 or more among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate.


AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.


ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments will be reflected on regular confirmation statements from the Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals will be confirmed at least quarterly.


AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE - You may check your share balance, the price of your shares, or your most recent account transaction, redeem shares (up to $50,000


                  Intermediate Bond Fund of America - Page 35 per shareholder each day) from non-retirement plan accounts, or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use these services, call 800/325-3590 from a TouchTone(TM) telephone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLine and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Computer Purchases, Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares - Purchase Minimums" and "Purchase of Shares - Fund Numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.


TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine) or computer (including American FundsLine OnLine), fax or telegraph purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.


REDEMPTION OF SHARES - The fund's Declaration of Trust permits the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the Board of Trustees of the fund may from time to time adopt.


SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent.


                      EXECUTION OF PORTFOLIO TRANSACTIONS

The Investment Adviser places orders for the fund's portfolio securities transactions. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.


There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the


                  Intermediate Bond Fund of America - Page 36

Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.


The fund is required to disclose information regarding investments in the securities of broker-dealers (or parents of broker-dealers that derive more than 15% of their revenue from broker-dealer activities) which have certain relationships with the fund. During the last fiscal year, J.P. Morgan Chase & Co. was among the top 10 dealers that received the largest amount of brokerage commissions and that acted as principals in portfolio transactions. The fund held debt securities of J.P. Morgan Chase & Co. in the amount of $202,000 as of the close of its most recent fiscal year. Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the fiscal years ended 2001, 2000 and 1999, amounted to $766,000, $ 601,000 and $1,558,000, respectively.


                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, 270 Park Avenue, New York, NY 10017-2070, as Custodian. If the fund holds non-U.S. securities, the Custodian may hold these securities pursuant to sub-custodial arrangements in non-U.S. banks or non-U.S. branches of U.S. banks.


TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the records of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. American Funds Service Company was paid a fee of $1,228,000 for Class A shares and $18,000 for Class B shares for the 2001 fiscal year.


INDEPENDENT AUDITORS - Deloitte & Touche LLP, Two California Plaza, 350 South Grand Avenue, Suite 200, Los Angeles, CA 90071, serves as the fund's independent auditors providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information from the Annual Report have been so included in reliance on the report of Deloitte & Touche LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent auditors is reviewed and determined annually by the Board of Trustees.


PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS - The fund's fiscal year ends on August 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent auditors, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive


                  Intermediate Bond Fund of America - Page 37 additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.


SHAREHOLDER AND TRUSTEE RESPONSIBILITY - Under the laws of certain states, including Massachusetts where the fund was organized and California where the fund's principal office is located, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for the obligations of the fund. However, the risk of a shareholder incurring any financial loss on account of shareholder liability is limited to circumstances in which a fund itself would be unable to meet its obligations. The Declaration of Trust contains an express disclaimer of shareholder liability for acts, omissions, obligations or affairs of the fund and provides that notice of the disclaimer may be given in each agreement, obligation, or instrument which is entered into or executed by the fund or Trustees. The Declaration of Trust provides for indemnification out of fund property of any shareholder held personally liable for the obligations of the fund and also provides for the fund to reimburse such shareholder for all legal and other expenses reasonably incurred in connection with any such claim or liability.


Under the Declaration of Trust, the Trustees, officers, employees or agents of the fund are not liable for actions or failure to act; however, they are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


PERSONAL INVESTING POLICY - The fund, Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investments, including securities in which the fund may invest from time to time. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.


OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Auditors contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:


             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
     MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES -- AUGUST 31, 2001

Net asset value and redemption price per share
  (Net assets divided by shares outstanding) . . . . . . . . .      $13.69
Maximum offering price per share
  (100/96.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . . . . . . . . . .      $14.22



                  Intermediate Bond Fund of America - Page 38

            CLASS A SHARE INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield was 4.81% based on a 30-day (or one month) period ended 2001, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:


     YIELD = 2[( a-b/cd + 1)/6/ -1]

     Where:  a   = dividends and interest earned during the period.

             b   = expenses accrued for the period (net of reimbursements).

             c   = the average daily number of shares outstanding during the period that were entitled to receive dividends.

             d   = the maximum offering price per share on the last day of the period.

The fund's one-year total return and five- and ten-year average annual total returns at the maximum offering price for the periods ended 2001 were 7.06%, 6.09% and 6.38%, respectively. The fund's one-year total return and five- and ten-year average annual total returns at net asset value for the periods ended 2001 were 11.24%, 6.91% and 6.78%, respectively.


The average total return ("T") is computed by equating the value at the end of the period ("ERV") with a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.


In calculating average annual total return at the maximum offering price, the fund assumes: (1) deduction of the maximum sales load of 3.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund will provide lifetime average total return figures. From time to time, the fund may calculate investment results for Class B, C and F shares.


The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above. Total return for the unmanaged indices will be calculated assuming reinvestment of dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses.


The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as the Dow Jones Average of 30 Industrial Stocks and the Standard and Poor's 500 Composite Stock Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.


                  Intermediate Bond Fund of America - Page 39

The fund may refer to results and surveys compiled by organizations such as CDA/ Wiesenberger, Ibbotson Associates, Lipper Analytical Services, Morningstar, Inc., and by the U.S. Department of Commerce. Additionally, the fund may refer to results published in various newspapers and periodicals, including Barron's, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.


The fund may illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.


The fund may compare its investment results with the Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, and fuels, transportation, and other goods and services that people buy for day-to-day living).


                  Intermediate Bond Fund of America - Page 40

                                    APPENDIX
                          Description of Bond Ratings

BOND RATINGS - The ratings of Moody's Investors Service, Inc. (Moody's) and Standard & Poor's Corporation (S&P) represent their opinions as to the quality of the municipal bonds which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality.
 Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.


Moody's rates the long-term debt securities issued by various entities from
-------
"Aaa" to "C." Moody's applies the numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category. Ratings are described as follows:


"Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge.'
 Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues."


"Bonds which are rated Aa are judged to be of high quality by all standards.
 Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities."


"Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future."


"Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well."


"Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class."


"Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small."


                  Intermediate Bond Fund of America - Page 41

"Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest."


"Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings."


"Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing."


S & P rates the long-term securities debt of various entities in categories
-----
ranging from "AAA" to "D" according to quality. The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. Ratings are described as follows:


"Debt rated 'AAA' has the highest rating assigned by S & P. Capacity to pay interest and repay principal is extremely strong."


"Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree."


"Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories."


"Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories."


"Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.


"Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating."


"The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating."


"The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued."


"The rating 'C1' is reserved for income bonds on which no interest is being paid."


                  Intermediate Bond Fund of America - Page 42

"Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized."

                    Description of Commercial Paper Ratings

MOODY'S employs the designations "Prime-1," "Prime-2" and "Prime-3" to indicate
-------
commercial paper having the highest capacity for timely repayment. Issuers rated Prime-1 have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.


Issues rated Prime-2 have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


S&P ratings of commercial paper are graded into four categories ranging from "A"
---
for the highest quality obligations to "D" for the lowest.


A - Issues assigned its highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety.


A-1 - This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.


A-2 - Capacity for timely payments on issues with this designation is strong; however, the relative degree of safety is not as high as for issues designated "A-1."


                  Intermediate Bond Fund of America - Page 43




Federal Agency Mortgage-Backed               22%
US Govt/Agency (Non-Mortgage)                13%
Other Mortgage-Backed                        15%
Asset-Backed                                 18%
Corporate Bonds                              22%
Other                                         1%
Cash & Equivalents                            9%
                                            100%

Intermediate Bond Fund of America
Investment Portfolio, August 31, 2001


                                                                                          Principal       Market  Percent
                                                                                             Amount        Value   of Net
Bonds & notes                                                                                 (000)        (000)   Assets
CORPORATE BONDS - 21.94%

Transportation  -  4.70%
AIR 2 US, Series A, 8.027% 2020 (1)(2)                                                  $  9,333,190     $  9,954      .58
Continental Airlines Inc.:(1)
 Series 1998-3, Class C1, 7.08% 2004                                                           1,740        1,803     3.01
 Series 1997-2, Class A, 7.148% 2007                                                           5,324        5,641
 Series 1998-2, Class A, 6.41% 2007                                                           20,496       21,069
 Series 1999-2, Class A2, 7.056% 2011                                                          4,601        4,878
 Series 2001-1, Class B,  7.373% 2015                                                          1,800        1,876
 Series 1996-2, Class A, 7.75% 2016                                                            1,142        1,222
 Series 1998-1, Class A,  6.648% 2019                                                          3,235        3,277
 Series 2000-1, Class B, 8.388% 2020                                                          10,666       11,714
Jet Equipment Trust, Series 1995-B, Class A, 7.63%                                             8,393        8,714      .51
 2015(1)(2)
Northwest Airlines, Inc., Series 1999-3, Class G,                                              3,351        3,685      .22
 7.935% 2019 (1)
PSA Corp. Ltd. 7.125% 2005 (2)                                                                 3,500        3,730      .22
US Airways, Inc., Series 2001-1G, 7.076% 2021(1)                                               2,600        2,677      .16
                                                                                                           80,240     4.70

Insurance  -  4.21%
AIG SunAmerica: (2)
 Global Financing V 5.20% 2004                                                                 8,000        8,130
 Global Financing II 7.60% 2005                                                                4,000        4,356
 Global Financing VII 5.85% 2008                                                               4,500        4,551     1.00
Allstate Financial Global Funding LLC 6.15% 2006 (2)                                           9,000        9,198      .54
The Equitable Life Assurance Society 6.95% 2005 (2)                                            7,250        7,606      .44
Lincoln National Corp. 7.25% 2005                                                              5,425        5,738      .34
Monumental Global Funding Trust II, Series 2001-A:(2)
 6.95% 2003                                                                                    3,000        3,136
 6.05% 2006                                                                                    6,875        7,012      .59
ReliaStar Financial Corp.:
 8.625% 2005                                                                                   2,000        2,197      .93
 8.00% 2006                                                                                   11,470       12,703
 6.50% 2008                                                                                    1,000        1,017
UnumProvident Corp. 7.625% 2011                                                                6,000        6,360      .37
                                                                                                           72,004     4.21

Banks  -  2.79%
Abbey National PLC 7.95% 2029                                                                    100          113      .01
ABN AMRO Bank NV:
 7.55% 2006                                                                                    3,000        3,254      .19
 7.125% 2007                                                                                     200          214      .01
Bank of America Corp.:
 7.625% 2005                                                                                   1,000        1,083
 7.875% 2005                                                                                   3,000        3,282
 6.625% 2007                                                                                     200          208
NationsBank Corp:
 8.125% 2002                                                                                   1,200        1,236
 6.50% 2003                                                                                    5,000        5,195      .65
BANK ONE CORP., Series A, 5.625% 2004                                                          3,300        3,379      .20
Barclays Bank PLC, 7.375% (undated) (2)  (3)                                                   2,000        2,085      .12
Danske Bank AS 6.375% 2008 (2)  (3)                                                            4,750        4,864      .28
Development Bank of Singapore:(2)
 7.875% 2009                                                                                   3,000        3,275
 7.125% 2011                                                                                     800          829      .24
HSBC Bank PLC 6.95% 2011                                                                       1,000        1,038
Midland Bank PLC 8.625% 2004                                                                   4,200        4,616      .33
J.P. Morgan Chase & Co. 5.625% 2006                                                              200          202      .01
Merita Bank Ltd 7.50% (undated) (2)  (3)                                                       6,035        6,251      .37
Regional Diversified Funding Ltd. 9.25% 2030 (2)                                                 750          788      .05
Wells Fargo Bank National Association 7.80% 2010 (3)                                           1,750        1,887
Wells Fargo Financial, Inc. 7.60% 2005                                                         3,500        3,790      .33
                                                                                                           47,589     2.79

Automobiles & Components  -  1.86%
DaimlerChrysler North America Holding Corp. 6.40% 2006                                         5,000        5,097      .30
Ford Motor Credit Co.:
 6.70% 2004                                                                                    2,500        2,597
 7.50% 2005                                                                                    7,375        7,782
 6.875% 2006                                                                                   4,250        4,387      .95
 7.375% 2011                                                                                   1,400        1,458
General Motors Acceptance Corp.:
 6.85% 2004                                                                                    5,000        5,243
 6.75% 2006                                                                                    5,000        5,163      .61
                                                                                                           31,727     1.86

Media  -  1.31%
CBS Corp. 7.15% 2005                                                                           3,000        3,174
Viacom Inc.:
 6.75% 2003                                                                                    2,475        2,564     1.10
 6.40% 2006 (2)                                                                                4,800        4,977
 6.625% 2011 (2)                                                                               8,000        8,186
Cox Radio, Inc. 6.375% 2005                                                                    3,500        3,539      .21
                                                                                                           22,440     1.31

Utilities  -  1.30%
Exelon Generation Co., LLC 6.95% 2011 (2)                                                      3,470        3,614      .21
Israel Electric Corp. Ltd. 7.25% 2006 (2)                                                      1,250        1,311      .07
Pacificorp Australia LLC  6.15% 2008 (2)                                                      10,000       10,070      .59
Texas Eastern Transmission Corp. 7.30% 2010                                                    1,100        1,177      .07
Texas Utilities Co., Series A, 6.20% 2002                                                      6,000        6,108      .36
                                                                                                           22,280     1.30

Energy  -  1.25%
Colonial Pipeline Co. 7.75% 2010 (2)                                                             750          812      .05
Oil Enterprises Ltd. 6.239% 2008 (1) (2)                                                       7,850        7,881      .46
Pemex Finance Ltd.:(1)
 5.72% 2003                                                                                    2,813        2,823
 6.125% 2003                                                                                   4,972        5,026
 6.55% 2008                                                                                    2,500        2,591
 7.80% 2013                                                                                    2,000        2,212      .74
                                                                                                           21,345     1.25

Telecommunications Services  -  1.17%
AT&T Corp. 5.625% 2004                                                                         3,000        3,037      .18
British Telecommunications PLC:
 7.875% 2005                                                                                   1,500        1,613
 8.125% 2010                                                                                   1,750        1,946      .21
France Telecom, SA 7.75% 2011 (2)                                                              1,500        1,587      .09
SBC Communications Inc. 6.25% 2011                                                             2,500        2,527      .15
Vodafone AirTouch PLC:
 7.625% 2005                                                                                   7,600        8,180
 7.75% 2010                                                                                    1,000        1,095      .54
                                                                                                           19,985     1.17

Food & Beverage  -  1.08%
Coca-Cola Enterprises Inc. 5.375% 2006                                                         7,500        7,521      .44
Nabisco, Inc.:
 6.70% 2002                                                                                    2,000        2,034
 7.05% 2007                                                                                    3,000        3,153      .30
Ralston Purina Co. 7.75% 2015                                                                  5,000        5,793      .34
                                                                                                           18,501     1.08

Diversified Financials  -  0.65%
Associates Corp. of North America 6.45% 2001                                                   3,500        3,510
Citicorp Lease Pass Through Trust, Series 1999-1,                                              2,606        2,734      .36
 Class A-1, 7.22% 2005 (1) (2)
Chilquinta Energia Finance Co. LLC 6.47% 2008 (2)                                              3,500        3,569      .21
Household Finance Corp. 6.75% 2011                                                             1,300        1,336      .08
                                                                                                           11,149      .65

Health Care Equipment & Services  -  0.45%
McKesson Finance of Canada 6.55% 2002 (2)                                                      3,200        3,202      .19
R.P. Scherer International Corp. 6.75% 2004                                                    4,325        4,456      .26
                                                                                                            7,658      .45

Retailing  -  0.46%
Sears Roebuck Acceptance Corp.:
 6.95% 2002                                                                                    1,800        1,827
 6.54% 2003                                                                                    1,000        1,027
 7.00% 2007                                                                                    4,800        4,990      .46
                                                                                                            7,844      .46

Capital Goods  -  0.31%
BAE SYSTEMS PLC, Series 2001:(1,2)
 Class B, 7.156% 2011                                                                          4,000        4,136
 Class G, MBIA Insured, 6.664% 2013                                                            1,100        1,132      .31
                                                                                                            5,268      .31

Materials  -  0.34%
Scotia Pacific Co. LLC, Series B:
 Class A-1, 6.55% 2014                                                                         1,497        1,468
 Class A-2, 7.11% 2014                                                                         5,000        4,350      .34
                                                                                                            5,818      .34

Technology Hardware & Equipment  -  0.06%
Motorola, Inc. 6.75% 2006                                                                      1,000          997      .06
                                                                                                              997      .06


FEDERAL AGENCY MORTGAGE-BACKED   -  21.79%

Federal Agency Mortgage Pass-Through Obligations(1)
-18.96%

Fannie Mae:
 6.00% 2013-2029                                                                               7,519        7,525
 6.50% 2013-2031                                                                              70,400       71,679
 7.00% 2008-2031                                                                              37,787       38,849
 7.50% 2009-2031                                                                              37,608       39,022
 8.00% 2002-2031                                                                              20,157       20,958
 8.304% 2002 (3)                                                                               4,484        4,573
 8.50% 2008-2027                                                                               1,410        1,501    11.87
 9.00% 2009-2018                                                                               3,715        3,994
 9.50% 2009-2022                                                                               1,860        2,002
 10.00% 2018-2025                                                                              3,040        3,374
 11.00% 2020                                                                                   1,622        1,838
 11.50% 2019-2020                                                                              5,392        6,153
 13.50% 2015                                                                                   1,137        1,355
Freddie Mac:
 6.00% 2014                                                                                    2,103        2,113
 7.00% 2008-2015                                                                               3,305        3,417
 7.20% 2006                                                                                    3,933        4,171
 8.00% 2003-2017                                                                               6,749        7,019
 8.50% 2008-2027                                                                               3,409        3,608     1.64
 8.75% 2008-2009                                                                                 304          321
 9.50% 2010-2013                                                                                 266          281
 10.00% 2018-2019                                                                              5,615        6,252
 11.00% 2018                                                                                     700          790
Government National Mortgage Assn.:
 6.00% 2029                                                                                      897          888
 6.50% 2028-2029                                                                              18,168       18,344
 7.00% 2007-2031                                                                              15,067       15,472
 7.50% 2022-2031                                                                              15,729       16,285
 8.00% 2023-2030                                                                              22,923       23,925     5.45
 8.50% 2007-2023                                                                               6,249        6,567
 9.00% 2008-2021                                                                               1,832        1,938
 9.50% 2009-2021                                                                               6,267        6,627
 10.00% 2019                                                                                   2,834        3,160
                                                                                                          324,001    18.96
Federal Agency Collateralized Mortgage Obligations(1)
-2.83%
Fannie Mae:
 Series 91-50, Class H, 7.75% 2006                                                             3,682        3,832
 Trust D2, 11.00% 2009                                                                         1,293        1,425     2.51
 Series 88-16, Class B, 9.50% 2018                                                               185          200
 Series 90-21, Class Z, 9.00% 2020                                                             5,319        5,722
 Series 90-93, Class G, 5.50% 2020                                                               913          912
 Series 2001-4, Class GA,10.007% 2025 (3)                                                      6,620        7,186
 Series 2001-4, Class NA, 11.673% 2025 (3)                                                    16,016       17,652
 Series 2001-20, Class D, 10.94% 2031                                                            912        1,005
 Series 1999-T2, Class A1, 7.50% 2039                                                          4,681        4,950
Freddie Mac:
 Series 83-B, Class B-3, 12.50% 2013                                                              37           41
 Series 2310, Class B, 9.783% 2015 (3)                                                           901          982      .32
 Series 2310, Class A, 10.53% 2017                                                             3,026        3,285
 Series 1567, Class A, 4.087% 2023 (3)                                                         1,183        1,086
                                                                                                           48,278     2.83


ASSET-BACKED OBLIGATIONS(1)  -  18.23%
Airplanes Pass Through Trust, Class B, 4.58% 2019 (3)                                          4,025        3,991      .23
Arcadia Automobile Receivables Trust, Series 1999-C,                                           2,900        3,043      .18
 Class A-3,  7.20% 2007
Asset Backed Securities Corp., Series 2001-HE3, interest                                      54,715        6,238      .37
 only, 6.50% 2004
Asset Backed Securities Corp. Home Equity Loan Trust,                                         37,040        2,755      .16
 Series 2001-HE2, Class A-IO, interest only, 4.50% 2031
Banco Nacional de Mexico, SA , Series 1999-A, Class A-1,                                       5,000        5,036      .29
 7.50% 2006 (2)
Bay View Financial Acquisition Trust, Series 1999-C,                                           7,235        6,879      .40
 Class M3, 5.793% 2029 (2)  (3)
Case Equipment Loan Trust, Series 1999-A, Class B,                                               783          796      .05
 5.90% 2005
Chase Funding Mortgage Loan Asset-Backed Certificates,                                         6,200        6,321      .37
 Series 2001-2, Class IA-3, 5.923% 2016
Chase Manhattan Credit Card Master Trust, Series                                               8,750        8,993      .53
 1997-5, Class A, 6.194% 2005
CNL Funding, Series 2000-A, 8.044% 04-25-17 (2)                                                  400          438      .03
Coast-to-Coast Motor Vehicle Owner Trust, Series 2000-A,                                       6,548        6,811      .40
 Class A-4, 7.33% 2006 (2)
ComEd Transitional Funding Trust, Series 1998:
 Class A-4, 5.39% 2005                                                                         2,000        2,036
 Class A-5, 5.44% 2007                                                                         9,000        9,211      .66
Conseco Finance Home Equity Loan Trust, Series 2000-B,                                        10,250       10,996
 Class AF-6, 7.80% 2020
Conseco Finance Manufactured Housing Contract Trust,
 Series 2001-3:
 Class A-2, 5.16% 2033                                                                         4,000        4,009
 Class A-3, 5.79% 2033                                                                         2,000        2,009
Continental Auto Receivables Owner Trust, Series 2000-B,                                       2,000        2,100      .12
 Class A-4, 6.91% 2005 (2)
CS First Boston Mortgage Securities Corp.,:
 Series 1998-C1, Class A-1B, 6.48% 2008                                                        4,000        4,146      .42
 Series 2001-HE16, Class A, interest only, 4.50% 2004                                         58,575        3,130
Fannie Mae Whole Loan 5.932% 2030                                                              2,500        2,513      .15
First Consumer Master Trust, Series 1999-A:(2)
 Class A, 5.80% 2005                                                                           6,000        6,184
 Class B, 6.28% 2005                                                                           9,000        9,354      .91
GRCT Consumer Loan Trust, Series 2001-1A, Class 2BRV,                                          1,000        1,016      .06
 6.251% 2020 (2)
Green Tree Financial Corp., Series 1998-2, Class A5,                                           2,916        2,968
 6.24% 2016
Green Tree Financial Corp., Series 1996-10, Class A-4,                                           283          284
 6.42% 2028
Green Tree Financial Corp., Series 1996-10, Class A-5,                                         1,997        2,059
 6.83% 2028
Green Tree Financial Corp., Series 1997-6, Class A6,                                           3,000        3,091     2.69
 6.90% 2029
Green Tree Financial Corp., Series 1997-6, Class A7,                                           7,249        7,562
 7.14% 2029
Green Tree Financial Corp., Series 1999-3, Class A-7,                                          8,600        8,662
 6.74% 2031
Greenpoint Manufactured Housing, Series 1999-2, Class A2,                                      4,250        4,302
 5.84% 2030
Green Tree Recreational, Equipment & Consumer Trust,                                           4,000        4,163      .24
 Series 1999-A, Class A-6, 6.84% 2010
Hitachi Shinpan Co. Ltd., Series 1999-3, Class A,                                              5,417        5,709      .33
 9.6% 2006 (2)
Illinois Power Special Purpose Trust, Series 1998-1,                                           5,000        4,997      .29
 Class A-7, 5.65% 2010
IndyMac Bank, Residential Asset Securitization Trust,                                         14,000        1,824      .11
 Series 2001-A1, Class 2-A, interest only, 7.00% 2004
Litigation Settlement Monetized Fee Trust, Series                                              2,885        3,027      .18
 2001-1A, Class A1, 8.33% 2009 (2)
LML Auto Lease Securitization, Series 1999-A, Class A,                                         2,345        2,378      .14
 6.45% 2004 (2)
MBNA Master Credit Card Trust II, Series 2000-D,                                               5,750        5,746      .34
 Class B, 4.07% 2009 (3)
MMCA Auto Owner Trust:
 Series 2000-1, Class B, 7.55% 2005                                                            9,000        9,539
 Series 2000-2, Class B, 7.42% 2005                                                            3,500        3,737
 Series 2001-2, Class B, 5.75% 2007                                                            4,000        4,055     1.02
The Money Store Home Equity Trust, Series 1994-D,                                              4,402        4,504      .26
 Class A5, 8.925% 2022
Nebhelp Trust, Student Loan Interest Margin Securities,                                       14,350       15,152      .89
 Series 1998-1, Class A, 6.68% 2016 (2)
NextCard Credit Card Master Note Trust, Series 2001-1A,                                        3,000        3,000      .18
 Class B, 4.52% 2007 (2)  (3)
NPF VI, INC., Series 1999-1, Class A, 6.25% 2003 (2)                                           2,000        2,025      .12
NPF XII, Inc., Series 1999-2, Class A, 7.05% 2003 (2)                                         18,750       19,129     1.12
PECO Energy Co., Series 1999-A, Class A-2, 5.63% 2005                                          2,500        2,532      .15
Pegasus Aviation Lease Securitization, Series 2000-1:
 Class A-2, 8.37% 2030 (2)                                                                     4,000        4,300      .25
 Class B-2, 7.27% 2031 (2)                                                                     3,934        4,005      .23
PP&L Transition Bond Co. LLC, Series 1999-1:
 Class A-5, 6.83% 2007                                                                         7,250        7,689
 Class A-8, 7.15% 2009                                                                         5,500        5,974      .80
Puerto Rico Public Financing Corp., Series 1999-1,                                            17,141       17,607     1.03
 Class A, 6.15% 2008
Rental Car Finance Corp., Series 1999-1, Class C, 6.50%                                        2,000        2,056      .12
 2007 (2)
Residential Asset Mortgage Products, Inc., Series 2001-RZ2,                                   20,000        3,223      .19
 Class A-IO, interest only, 8.00% 2003
Residential Funding:
 5.32% 2015                                                                                    1,400        1,404
 5.64% 2015                                                                                    2,000        2,000      .20
Residential Funding Mortgage Securities II, Series 2001-HS2,                                   4,400        4,496      .26
 Class A4, 6.43% 2016
Student Loan Funding LLC, Series 1998-B, Class B3, 6.25% 2019                                 13,500       13,849      .81
Triad Auto Receivables Owner Trust, Series 1999-1, Class A2,                                   2,894        2,955      .17
 6.09% 2005
Triton Aviation Finance 4.34% 2007 (2)(3)                                                      8,974        8,980      .52
Xerox Equipment Lease Owner Trust, Series 2001-1, Class A                                      4,500        4,506      .26
 5.801% 2008 (2)  (3)
                                                                                                          311,494    18.23


COMMERCIAL MORTGAGE-BACKED SECURITIES(1)  -  12.55%
Bear Stearns Commercial Mortgage Securities Inc.:
 Series 1998-C1, Class A-1, 6.34% 2030                                                         4,432        4,596      .59
 Series 1999-C1, Class X, interest only, 1.287% 2031 (3)                                      90,223        5,495
CDC Securitization Corp., Series 1999-FL1, Class C,                                            5,000        5,016      .29
 4.96% 2007 (2)  (3)
Chase Commercial Mortgage Securities Corp.,:
 Series 1996-1, Class A1, 7.60% 2005                                                             949        1,002
 Series 1997-1, Class A1, 7.27% 2029                                                             266          270      .33
 Series 1998-1, Class A1, 6.34% 2030                                                           2,180        2,260
 Series 2000-1, Class A-1, 7.656% 2032                                                         1,886        2,040
Chase Manhattan Bank - First Union National Bank, Commercial                                   5,000        5,433      .32
 Mortgage Trust, Series 1999-1, Class A-2,2 7.439% 2031
Commercial Mortgage, Series 2000-FL1, Class E, 4.68%                                           4,000        4,016      .24
 2011 (2)  (3)
Commercial Mortgage Acceptance Corp.,:
 Series 1998-C1, Class A-1, 6.23% 2007                                                         1,641        1,695      .30
 Series 1998-C2, Class A-1, 5.80% 2030                                                         3,321        3,398
CS First Boston Mortgage Securities Corp., Series 1998-C1:
Class A-1A, 6.26% 2040                                                                         5,957        6,162      .75
Class C, 6.78% 2040                                                                            6,450        6,676
Deutsche Mortgage & Asset Receiving Corp., Series 1998-C1,                                    10,853       11,184      .65
 Class A-1,  6.22% 2031
DLJ Commercial Mortgage Corp.,:
 Series 1997-CF1, Class A1A, 7.40% 2006 (2)                                                    2,924        3,068
 Series 1999-CG1, Class A1B, 6.46% 2009                                                        1,750        1,815     1.10
 Series 1995-CF2, Class A1B, 6.85% 2027 (2)                                                   10,000       10,482
 Series 1998-CF2, Class A-4, 6.90% 2031                                                        3,250        3,367
First Nationwide Trust, Series 1999-2, Class 1PA-1,                                            5,841        5,890      .35
 6.50% 2029
GMAC Commercial Mortgage Securities, Inc., Series                                              5,000        5,039      .30
 1997-C2, Class C, 6.91% 2029
J.P. Morgan Commercial Mortgage Finance Corp.,                                                 5,688        5,770      .34
 Series 1995-C1, Class A-2, 7.554% 2010 (3)
LB Commercial Mortgage Trust, Series 1998-C1, Class                                            1,180        1,216      .07
 A1, 6.33% 2030
LB-UBS Commercial Mortgage Trust, Series 2000-C3,                                              1,750        1,951      .11
 Class A-2, 7.95% 2010
Merrill Lynch Mortgage Investors, Inc.,:
 Series 1995-C3, Class A-3, 7.064% 2025 (3)                                                    1,496        1,558
 Series 1997-C1, Class A-1, 6.95% 2029 (3)                                                     1,734        1,798      .51
 Series 1998-C3, Class A-1, 5.65% 2030                                                         5,235        5,327
Morgan Stanley Capital I, Inc.,:
 Series 1998-HF1, Class A-1, 6.19% 2007                                                        4,777        4,933
 Series 1998-HF2, Class A-1, 6.01% 2030                                                        6,223        6,396
 Series 1998-WF2, Class A-1, 6.34% 2030                                                        5,496        5,706     1.49
 Series 1999-FNV1, Class A-1, 6.12% 2031                                                       4,172        4,294
 Series 1999-FNV1, Class D, 7.03% 2032                                                         4,000        4,170
Mortgage Capital Funding, Inc., Series 1998-MC1:
 Class A-2, 6.663% 2008                                                                        4,800        5,022     1.33
 Class A-1, 6.417% 2030                                                                       17,021       17,670
Nationslink Funding Corp., Series 1999-1, Class A-1,                                           5,052        5,183      .30
 6.042% 2007
Nomura Asset Securities Corp., Series 1998-D6, Class                                           7,293        7,564      .44
 A-A1, 6.28% 2030
Prudential Securities Secured Financing Corp., Series                                          2,000        2,061      .12
 1999-NRF1, Class C, 6.746% 2009
SMA Finance Co., Inc., Series 1998-C1, Class A1,                                              21,099       21,733     1.27
 6.27% 2032 (2)
Structured Asset Securities Corp.,:(2,3)
 Series 1999 C-3, Class E, 4.71% 2013                                                          4,760        4,786     1.35
 Series 1999-RF1, Class A, 7.864% 2028                                                        17,504       18,314
                                                                                                          214,356    12.55


U.S. TREASURY OBLIGATIONS  -  10.29%
 6.25% February 2002                                                                          68,100       69,068
 11.625% November 2004                                                                        23,400       28,577
 5.75% November 2005                                                                           1,215        1,279    10.29
 6.875% May 2006                                                                               3,500        3,859
 3.375% January 2007 (4)                                                                      16,009       16,214
 6.25% February 2007                                                                          27,750       30,035
 5.50%  February 2008                                                                          5,240        5,482
 10.375% November 2009                                                                         4,000        4,717
 Strip Principal 0% 2011                                                                       2,990        1,792
 8.875% August 2017                                                                            3,705        5,083
 5.50% August 2028                                                                             9,635        9,665
                                                                                                          175,771    10.29


COLLATERALIZED MORTGAGE OBLIGATIONS (PRIVATELY
 ORIGINATED)(1)  -  2.99%
Chase Manhattan Bank, NA, Series 1993-I, Class 2A5,                                              207          207      .01
 7.25% 2024
Paine Webber CMO, Series O, Class 5, 9.50% 2019                                                1,506        1,633      .10
Residential Funding Mortgage Securities I, Inc.,                                               1,936        1,951      .11
 Series 1998-S17, Class M-1, 6.75% 2028
Security National Mortgage Loan Trust:(2)
 Series 2000-1, Class A-2, 8.75% 2024                                                          5,200        5,449      .59
 Series 1999-1, Class B, 9.858% 2030                                                           4,512        4,625
Structured Asset Notes Transaction, Ltd., Series                                               4,516        4,623      .27
 1996-A, Class A1, 7.156% 2003 (2)
Structured Asset Securities Corp.,:
 Series 1998-RF1, Class A,  8.659% 2027 (2)  (3)                                              11,576       12,477
 Series 1998-RF2, Class A, 8.533% 2027 (2)  (3)                                               11,759       12,553     1.91
 Series 1999-BC1, Class M2, 5.093% 2029 (3)                                                    7,500        7,564
                                                                                                           51,082     2.99


FEDERAL AGENCY DEBENTURES  -  2.29%
Fannie Mae:
 5.25% 2006                                                                                   10,000       10,111
 6.00% 2008                                                                                   11,500       11,942     1.29
Freddie Mac: 5.50% 2006                                                                       10,000       10,214      .60
United States Government Guaranteed Ship Financing                                             6,800        6,909      .40
 Obligations, Rowan Companies, Inc. (Title XI) 5.88% 2012
                                                                                                           39,176     2.29


OTHER  -  1.26%

Government (Excluding U.S.) & Government Authorities  -  0.68%
Corporacion Andina de Fomento 7.75% 2004                                                       5,000        5,230      .31
Manitoba (Province of) 5.50% 2008                                                                100          101      .01
Ontario (Province of):
 7.375% 2003                                                                                   2,500        2,624      .16
 5.50% 2008                                                                                      100          100
Victoria (Territory of) Public Authorities Finance                                             3,500        3,510      .20
 Agency, 8.45% 2001
                                                                                                           11,565      .68

Taxable Municipal Bonds  -  0.58%
California Maritime Infrastructure Authority, Taxable                                          9,823        9,843      .58
 Lease Revenue Bonds (San Diego Unified Port District
-South Bay Plant Acquisition), Series 1999, 6.63% 2009 (2)
                                                                                                            9,843      .58


TOTAL BONDS AND NOTES (cost: $1,527,131,000)                                                            1,560,411   91.34


Short-Term Securities

Corporate Short-Term Notes  -  6.96%
Ciesco LP:
 3.60% due 9/21/01                                                                            14,800       14,769
 3.40% due 10/25/01                                                                           15,200       15,121     1.75
Eli Lilly and Co. 3.70% due 9/24/01                                                           16,810       16,768      .98
Park Avenue Receivables Corp. 3.52% due 9/26/01 (2)                                           25,000       24,936     1.46
Three Rivers Funding Corp. 3.61% due 9/05/01 (2)                                              27,400       27,386     1.60
Tribune Co.: (2)
 3.65% due 9/04/01                                                                             5,000        4,998
 3.45% due 9/28/01                                                                            15,000       14,960     1.17
                                                                                                          118,938     6.96

Federal Agency Discount Notes  -  2.92%
Federal Home Loan Banks:
 3.58% due 9/04/01                                                                             9,700        9,696
 3.63% due 10/03/01                                                                           25,900       25,814     2.08
Freddie Mac 3.59% due 10/18/01                                                                14,500       14,431      .84
                                                                                                           49,941     2.92


TOTAL SHORT-TERM SECURITIES (cost: $168,879,000)                                                          168,879     9.88


TOTAL INVESTMENT SECURITIES (cost: $1,696,010,000)                                                      1,729,290   101.22
Excess of payables over cash and receivables                                                               20,795     1.22

NET ASSETS                                                                                             $1,708,495  100.00%

(1) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to public may require registration.
(3) Coupon rate may change periodically.
(4) Index-linked bond whose principal amount moves with a government retail price index.

See Notes to Financial Statements

INTERMEDIATE BOND FUND OF AMERICA
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
at August 31, 2001                                                (dollars in       thousands)
Assets:
Investment securities at market
 (cost: $1,696,010)                                                                 $1,729,290
Cash                                                                                       637
Receivables for -
 Sales of investments                                                 $20,646
 Sales of fund's shares                                                15,349
 Forward currency contracts - net                                           0
 Dividends and interest                                                14,261
 Other                                                                      4           50,260
                                                                                     1,780,187
Liabilities:
Payables for -
 Purchases of investments                                              64,958
 Repurchases of fund's shares                                           4,630
 Forward currency contracts - net                                           0
 Dividends on fund's shares                                               513
 Management services                                                      529
 Bank overdraft                                                             0
 Other expenses                                                         1,062           71,692
Net assets at August 31, 2001                                                       $1,708,495


 Shares of beneficial interest issued and
   outstanding - unlimited shares authorized
 Class A shares:
  Net assets                                                                        $1,627,581
  Shares outstanding                                                               118,919,319
  Net asset value per share                                                             $13.69
 Class B shares:
  Net assets                                                                           $45,882
  Shares outstanding                                                                 3,352,404
  Net asset value per share                                                             $13.69
 Class C shares:
  Net assets                                                                           $21,611
  Shares outstanding                                                                 1,579,020
  Net asset value per share                                                             $13.69
 Class F shares:
  Net assets                                                                           $13,421
  Shares outstanding                                                                   980,604
  Net asset value per share                                                             $13.69




STATEMENT OF OPERATIONS
for the year ended August 31, 2001                                (dollars in       thousands)
Investment income:

 Interest                                                                              $95,520

Expenses:
 Management services fee                                                5,549
 Distribution expenses - Class A                                        4,273
 Distribution expenses - Class B                                          189
 Distribution expenses - Class C                                           39
 Distribution expenses - Class F                                            9
 Transfer agent fee - Class A                                           1,228
 Transfer agent fee - Class B                                              18
 Administrative services fees - Class C                                    13
 Administrative services fees - Class F                                    10
 Reports to shareholders                                                   39
 Registration statement and prospectus                                    172
 Postage, stationery and supplies                                         112
 Trustees' fees                                                            22
 Auditing and legal fees                                                   56
 Custodian fee                                                             28
 Taxes other than federal income tax                                       21
 Other expenses                                                            99           11,877
Net investment income                                                                   83,643

Realized gain and unrealized
 appreciation on investments:
Net realized gain                                                                       15,370
Net unrealized appreciation on investments                                              52,833
 Net realized gain and
  unrealized appreciation on investments                                                68,203

Net increase in net assets resulting
 from operations                                                                      $151,846









STATEMENT OF CHANGES IN NET ASSETS                                (dollars in       thousands)
                                                                   Year Ended

                                                                    August 31
                                                                          2001             2000
Operations:
Net investment income                                                 $83,643          $84,252
Net realized gain(loss) on investments                                 15,370          (20,564)
Net unrealized appreciation
 on investments                                                        52,833           20,599
 Net increase in net assets
  resulting from operations                                           151,846           84,287
Dividends paid to shareholders
Dividends from net investment income:
 Class A                                                              (86,558)         (79,277)
 Class B                                                                 (961)             (55)
 Class C                                                                 (186)               -
 Class F                                                                 (222)               -
  Total dividends                                                     (87,927)         (79,332)

Capital share transactions:
Proceeds from shares sold                                             907,067          491,532
Proceeds from shares issued in reinvestment
 of net investment income dividends
 of net realized gain on investments                                   72,589           64,630
Cost of shares repurchased                                           (630,322)        (801,019)
 Net increase (decrease) in net assets resulting
  from capital share transactions                                     349,334         (244,857)
Total increase (decrease) in net assets                               413,253         (239,902)

Net assets:
Beginning of year                                                   1,295,242        1,535,144
End of year (including undistributed
 undistributed
 net investment income: $1,208 and $5,492,
 respectively)                                                     $1,708,495       $1,295,242



See Notes to Financial Statements

Notes to financial statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Intermediate Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, management investment company. The fund seeks current income, consistent with preservation of capital, within certain guidelines for quality and maturity.

 The fund offers four classes of shares as described below:

 Class A shares are sold with an initial sales charge of up to 3.75%.

Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares automatically convert to Class A shares after eight years.

Class C shares are sold without an initial sales charge but are subject to a CDSC of 1% for redemptions within one year of purchase. Class C shares automatically convert to Class F shares after ten years.

Class F shares, which are sold exclusively through fee-based programs, are sold without an initial sales charge or CDSC.

Holders of all classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights, except for exclusive rights to vote on matters affecting only its class. Each class of shares may have different distribution, administrative services and transfer agent fees and expenses. Differences in class-specific expenses will result in the payment of different per share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Some securities may be valued on the basis of effective maturity; that is the date at which the security is expected to be called or refunded by the issuer or the date at which the investor can put the security to the issuer for redemption. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the fund's Board of Trustees.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or when-issued basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums, and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

Class allocations - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net asset values. Distribution expenses, administrative services fees, certain transfer agent fees and other applicable class-specific expenses are accrued daily and charged to the respective share class.

2. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the fund.

As of August 31, 2001, the cost of investment securities for book and federal income tax reporting purposes was $1,696,010,000.

Net unrealized appreciation on investments aggregated $33,280,000, $37,558,000 related to appreciated securities and $4,278,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the year ended August 31, 2001. The fund had available at August 31, 2001, a net capital loss carryforward totaling $98,605,000 which may be used to offset capital gains realized during subsequent years through 2009 and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. The fund will not make distributions from capital gains while a capital loss carryforward remains. In addition, the fund has recognized, for tax purposes, capital losses totaling $18,765,000 which were realized during the period November 1, 1999 through August 31, 2000.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $5,549,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which certain officers and Trustees of the fund are affiliated.

The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on a series of rates beginning with 0.30% per annum of the first $60 million of daily net assets decreasing to 0.16% of such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, based on a series of rates beginning with 3.00% per annum of the first $3,333,333 of the fund's monthly gross investment income decreasing to 2.00% of such income in excess of $8,333,333. For the year ended August 31, 2001, the management services fee was equivalent to an annualized rate of 0.38% of average daily net assets.

DISTRIBUTION EXPENSES - The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expenses are approved in advance by the fund's Board of Trustees. The plans provide for annual expenses, based on average daily net assets, of up to 0.30% for Class A shares, 1.00% for Class B and Class C shares and up to 0.50% for Class F shares.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate American Funds Distributors, Inc.("AFD"), the principal underwriter of the fund's shares, for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. The balance may be used for approved distribution expenses as follows:

CLASS A SHARES - Approved categories of expense include reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. Those reimbursements are permitted for amounts billed to the fund within the prior 15 months but only to the extent that the overall 0.30% annual expense limit for Class A shares is not exceeded. For the year ended August 31, 2001, aggregate distribution expenses were $4,273,000, or 0.30% of average daily net assets attributable to Class A shares. As of August 31, 2001, unreimbursed expenses which remain subject to reimbursement totaled $1,745,000.

CLASS B SHARES - In addition to service fees of 0.25%, approved categories of expense include fees of 0.75% per annum of average daily net assets attributable to Class B shares payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. For the year ended August 31, 2001, aggregate distribution expenses were $189,000, or 1.00% of average daily net assets attributable to Class B shares.

CLASS C SHARES - In addition to service fees of 0.25%, the Board of Trustees has approved the payment of 0.75% per annum of average daily net assets attributable to Class C shares to AFD to compensate firms selling Class C shares of the fund. For the period ended August 31, 2001, aggregate distribution expenses were $39,000, or 1.00% of average daily net assets attributable to Class C shares.

CLASS F SHARES - The plan has an expense limit of 0.50%. However, the Board of Trustees has presently approved expenses under the plan of 0.25% per annum of average daily net assets attributable to Class F shares. For the period ended August 31, 2001, aggregate distribution expenses were $9,000, or 0.25% of average daily net assets attributable to Class F shares.

As of August 31, 2001, aggregate distribution expenses payable to AFD were $783,000.

AFD received $1,300,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares for the year ended August 31, 2001. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying Statement of Operations.

TRANSFER AGENT FEE - A fee of $1,246,000 was incurred during the year ended August 31, 2001, pursuant to an agreement with American Funds Service Company ("AFS"), the transfer agent for the fund. As of August 31, 2001, aggregate transfer agent fees payable to AFS for Class A and Class B shares were $113,000.

ADMINISTRATIVE SERVICES FEES <UNDEF> The fund has an administrative services agreement with CRMC for Class C and Class F shares. Pursuant to this agreement, CRMC provides transfer agency and other related shareholder services. CRMC may contract with third parties to perform these services. Under the agreement, the fund pays CRMC a fee equal to 0.15% per annum of average daily net assets of Class C and Class F shares, plus amounts payable for certain transfer agency services according to a specified schedule. For the period ended August 31, 2001, total fees under the agreement were $23,000. As of August 31, 2001, aggregate administrative services fees payable to CRMC for Class C and Class F shares were $6,000.

DEFERRED TRUSTEES' FEES - Since the adoption of the deferred compensation plan in 1993,Trustees who are unaffiliated with CRMC may elect to defer the receipt of part or all of their compensation. Deferred compensation amounts, which remain in the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. As of August 31, 2001, the cumulative amount of these liabilities was $59,000. Trustees'fees on the Statement of Operations include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of deferred compensation.

AFFILIATED TRUSTEES AND OFFICERS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers of the fund and certain Trustees are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $1,208,032,000 and $978,912,000, respectively, during the year ended August 31, 2001.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the year ended August 31, 2001, the custodian fee of $28,000 includes $27,000 that was paid by these credits rather than in cash.

As of August 31, 2001 net assets consisted of the following:

                                                                      (dollars in thousands)
Capital paid in on shares of beneficial interest                                  $1,772,612
Undistributed net investment income                                                    1,208
Accumulated net realized loss                                                        (98,605)
Net unrealized appreciation                                                           33,280
Net assets                                                                        $1,708,495

Capital share transactions in the fund were as follows:

<table>                                                  Year ended       August 31,      Year ended       August 31,
                                                                                 2001                             2000
                                                       Amount (000)           Shares    Amount (000)           Shares
Class A Shares:
  Sold                                                   $  801,787       59,545,042      $  485,516       37,436,826
  Reinvestment of dividends                                  71,414        5,315,179          64,579        4,984,201
  Repurchased                                              (598,761)     (44,580,124)       (799,924)     (61,764,311)
   Net increase (decrease) in Class A                       274,440       20,280,097        (249,829)     (19,343,284)
Class B Shares: (1)
  Sold                                                       50,565        3,741,758           6,016          465,197
  Reinvestment of dividends                                     829           61,386              51            3,908
  Repurchased                                               (11,265)        (835,181)         (1,095)         (84,664)
   Net increase in Class B                                   40,129        2,967,963           4,972          384,441
Class C Shares: (2)
  Sold                                                       23,570        1,734,990             -                -
  Reinvestment of dividends                                     158           11,632             -                -
  Repurchased                                                (2,275)        (167,602)            -                -
   Net increase in Class C                                   21,453        1,579,020             -                -
Class F Shares: (2)
  Sold                                                       31,145        2,295,733             -                -
  Reinvestment of dividends                                     188           13,875             -                -
  Repurchased                                               (18,021)      (1,329,004)            -                -
   Net increase in Class F                                   13,312          980,604             -                -
Total net increase (decrease) in fund                    $  349,334       25,807,684      $ (244,857)     (18,958,843)

(1) Class B shares were not offered
 before March 15, 2000.
(2) Class C and Class F shares were not
 offered before March 15, 2001.

Per-share data and ratios

                                                                Class A
                                                             Year ended      August 31,
                                                                    2001            2000     1999
Net asset value, beginning of year                               $13.08          $13.01   $13.56

 Income from investment operations :
  Net investment income                                         .78 (1)         .78 (1)      .76
  Net gains (losses) on securities                              .65 (1)         .03 (1)     (.55)
 (both realized and unrealized)
   Total from investment operations                                1.43             .81      .21

 Less distributions :
  Dividends (from net investment income)                           (.82)           (.74)    (.76)
   Total distributions                                             (.82)           (.74)    (.76)

Net asset value, end of year                                     $13.69          $13.08   $13.01

Total return (2)                                                  11.24%           6.48%    1.54%

Ratios/supplemental data:

 Net assets, end of year (in millions)                           $1,628          $1,290   $1,535
 Ratio of expenses to average net assets                            .81%            .83%     .75%
 Ratio of net income to average net assets                         5.78%           6.06%    5.69%

                                                                    1998            1997
Net asset value, beginning of year                               $13.42          $13.26

 Income from investment operations :
  Net investment income                                             .83             .86
  Net gains (losses) on securities                                  .17             .15
 (both realized and unrealized)
   Total from investment operations                                1.00            1.01

 Less distributions :
  Dividends (from net investment income)                           (.86)           (.85)
   Total distributions                                             (.86)           (.85)

Net asset value, end of year                                     $13.56          $13.42

Total return (2)                                                   7.68%           7.83%

Ratios/supplemental data:

 Net assets, end of year (in millions)                           $1,459          $1,338
 Ratio of expenses to average net assets                            .76%            .82%
 Ratio of net income to average net assets                         6.09%           6.40%

                                                                Class B
                                                                   Year
                                                                  ended     March 15 to
                                                            August 31,       August 31,
                                                                   2001        2000 (3)
Net asset value, beginning of period                             $13.08          $13.01

 Income from investment operations :
  Net investment income (1)                                         .69             .25
  Net gains on securities (both                                     .65             .13
 realized and unrealized) (1)
   Total from investment operations                                1.34             .38
 Less distributions :
  Dividends (from net investment income)                           (.73)           (.31)
   Total distributions                                             (.73)           (.31)

Net asset value, end of period                                   $13.69          $13.08

Total return (2)                                                  10.47%           3.60%

Ratios/supplemental data:

 Net assets, end of period (in millions)                            $46              $5
 Ratio of expenses to average net assets                           1.50%            .69%
 Ratio of net income to average net assets                         4.85%           2.14%

                                                                Class C         Class F

                                                            March 15 to     March 15 to
                                                             August 31,      August 31,
                                                               2001 (3)        2001 (3)
Net asset value, beginning of period                             $13.61          $13.61

 Income from investment operations :
  Net investment income (1)                                         .29             .32
  Net gains on securities (both                                     .10             .10
 realized and unrealized) (1)
   Total from investment operations                                 .39             .42
 Less distributions :
  Dividends (from net investment income)                           (.31)           (.34)
   Total distributions                                             (.31)           (.34)

Net asset value, end of period                                   $13.69          $13.69

Total return (2)                                                   2.88%           3.14%

Ratios/supplemental data:

 Net assets, end of period (in millions)                            $22             $13
 Ratio of expenses to average net assets                            .81%            .42%
 Ratio of net income to average net assets                         2.16%           2.54%

Supplemental data - all classes


                                                             Year ended      August 31,
                                                                    2001            2000     1999
Portfolio turnover rate                                           73.21%          48.18%   70.19%

                                                                    1998            1997
Portfolio turnover rate                                           79.19%          41.55%

1) Based on average shares outstanding.
2) Total returns exclude all sales
 charges, including contingent deferred
 sales charges.
3) Based on operations for the period
 shown and, accordingly, not
 representative of a full year
 (unless otherwise noted).
4) Had CRMC not waived management
 services fees, the fund's expense
 ratio would have been
0.78% and 0.79% for the fiscal years
 ended 1999 and 1998, respectively.

Independent Auditors' Report

To the Board of Trustees and Shareholders of Intermediate Bond Fund of America:

 We have audited the accompanying statement of assets and liabilities of Intermediate Bond Fund of America (the "Fund"), including the investment portfolio, as of August 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended for Class A shares, and the period March 15, 2000, through August 31, 2000 and the year ended August 31, 2001 for Class B shares, and the period March 15, 2001 through August 31, 2001 for Class C and Class F shares. These financial statements and per-share data and ratios are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and per-share data and ratios based on our audits.

 We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

 In our opinion, the financial statements and per-share data and ratios referred to above present fairly, in all material respects, the financial position of Intermediate Bond Fund of America as of August 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the per-share data and ratios for each of the five years in the period then ended for Class A shares, and the period March 15, 2000 through August 31, 2000 and the year ended August 31, 2001 for Class B shares, and the period March 15, 2001 through August 31, 2001 for Class C ad Class F shares, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Los Angeles, California

October 2, 2001


Tax Information (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year.

Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 13% of the dividends paid by the fund from net investment income were derived from interest on direct U.S. Treasury obligations.

Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans and 403(b) plans need not be reported as taxable income. However, many retirement plan trusts may need this information for their annual information reporting.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2002 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2001 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.



                                    PART C
                              OTHER INFORMATION
                       INTERMEDIATE BOND FUND OF AMERICA

ITEM 23. EXHIBITS

(a) Previously filed (see Post-Effective Amendment No. 20 filed on 3/8/01)
(b) Previously filed (see Post-Effective Amendment No. 14 filed on 10/28/97)
(c) Previously filed (see Post-Effective Amendment No. 20 filed on 3/8/01)
(d) Previously filed (see Post-Effective Amendment No. 18 filed on 3/9/00)
(e) Previously filed (see Post-Effective Amendment No. 20 filed on 3/8/01)
(f) None
(g) Form of Global Custody Agreement
(h) Previously filed (see Post-Effective Amendment No. 20 filed on 3/8/01)
(i) Previously filed (see Post-Effective Amendment No. 20 filed on 3/8/01)
(j) Consent of independent auditors
(k) None
(l) Previously filed (see Post-Effective Amendment No. 14 filed on 10/28/97)
(m) Previously filed (see Post-Effective Amendment No. 20 filed on 3/8/01)
(n) Previously filed (see Post-Effective Amendment No. 20 filed on 3/8/01)
(o) None
(p) Previously filed (see Post-Effective Amendment No. 20 filed on 3/8/01)

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

  None

ITEM 25. INDEMNIFICATION

  Registrant is a joint-insured under an Investment Advisor/Mutual Fund Errors and Omissions Policies written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and Insurance Company which insures its officers and trustees against certain liabilities. However, in no event will Registrant maintain insurance to indemnify any such person for any act for which Registrant itself is not permitted to indemnify the individual.

ITEM 25. INDEMNIFICATION (CONTINUED)

  Article VI of the Trust's By-Laws states:

 (a) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than action by or in the right of the Trust) by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had no reasonable cause to believe such person's conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person reasonably believed to be opposed to the best interests of the Trust, and, with respect to any criminal action or proceeding, had reasonable cause to believe that such person's conduct was unlawful.

 (b) The Trust shall indemnify any Trustee or officer of the Trust who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Trust to procure a judgment in its favor by reason of the fact that such person is or was such Trustee or officer or an employee or agent of the Trust, or is or was serving at the request of the Trust as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), actually and reasonably incurred by such person in connection with the defense or settlement of such action or suit if such person acted in good faith and in a manner such person reasonably believed to be in or not opposed to the best interests of the Trust, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of such person's duty to the Trust unless and only to the extent that the court in which such action or suit was brought, or any other court having jurisdiction in the premises, shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

    (c) To the extent that a Trustee or officer of the Trust has been successful on the merits in defense of any action, suit or proceeding referred to in subparagraphs (a) or (b) above or in defense of any claim, issue or matter therein, such person shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by such person in connection therewith, without the necessity for the determination as to the standard of conduct as provided in subparagraph (d).

ITEM 25. INDEMNIFICATION (CONTINUED)

 (d) Any indemnification under subparagraph (a) or (b) (unless ordered by a court) shall be made by the Trust only as authorized in the specific case upon a determination that indemnification of the Trustee or officer is proper in the circumstances because such person has met the applicable standard of conduct set forth in subparagraph (a) or (b). Such determination shall be made (i) by the Board by a majority vote of a quorum consisting of Trustees who were not parties to such action, suit or proceeding, or (ii) if such a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion; and any determination so made shall be conclusive.

 (e) Expenses incurred in defending a civil or criminal action, writ or proceeding may be paid by the Trust in advance of the final disposition of such action, suit or proceeding, as authorized in the particular case, upon receipt of an undertaking by or on behalf of the Trustee or officer to repay such amount unless it shall ultimately be determined that such person is entitled to be indemnified by the Trust as authorized herein. Such determination must be made by disinterested trustees or independent legal counsel.

 (f) Agents and employees of the Trust who are not Trustees or officers of the Trust may be indemnified under the same standards and procedures set forth above, in the discretion of the Board.

 (g) Any indemnification pursuant to this Article shall not be deemed exclusive of any other rights to which those indemnified may be entitled and shall continue as to a person who has ceased to be a Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

 (h) Nothing in the Declaration or in these By-Laws shall be deemed to protect any Trustee or officer of the Trust against any liability to the Trust or to its shareholders to which such person would otherwise be subject by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

 (i) The Trust shall have the power to purchase and maintain insurance on behalf of any person against any liability asserted against or incurred by such person, whether or not the Trust would have the power to indemnify such person against such liability under the provisions of this Article. Nevertheless, insurance will not be purchased or maintained by the Trust if the purchase or maintenance of such insurance would result in the indemnification of any person in contravention of any rule or regulation of the Securities and Exchange Commission.

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer of controlling person of the registrant in the successful defense of any action, suit or proceeding) is

ITEM 25. INDEMNIFICATION (CONTINUED)

asserted by such Trustee, officer of controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

  None

ITEM 27. PRINCIPAL UNDERWRITERS

  (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, EuroPacific Growth Fund, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)                 (1)                                                               (2)            (3)



       NAME AND PRINCIPAL                            POSITIONS AND OFFICES        POSITIONS AND OFFICES

          BUSINESS ADDRESS                             WITH UNDERWRITER             WITH REGISTRANT



       David L. Abzug                                Vice President               None

       P.O. Box 2248

       Agoura Hills, CA 91376



       John A. Agar                                  Vice President               None

       1501 N. University, Suite 227A

       Little Rock, AR 72207



       Robert B. Aprison                             Vice President               None

       2983 Bryn Wood Drive

       Madison, WI  53711



L      William W. Bagnard                            Vice President               None



       Steven L. Barnes                              Senior Vice President        None

       5400 Mount Meeker Road

       Suite 1

       Boulder, CO  80301-3508



B      Carl R. Bauer                                 Vice President               None



       Michelle A. Bergeron                          Senior Vice President        None

       4160 Gateswalk Drive

       Smyrna, GA 30080



       J. Walter Best, Jr.                           Regional Vice President      None

       9013 Brentmeade Blvd.

       Brentwood, TN 37027



       Joseph T. Blair                               Senior Vice President        None

       148 E. Shore Ave.

       Groton Long Point, CT 06340



       John A. Blanchard                             Vice President               None

       6421 Aberdeen Road

       Mission Hills, KS  66208



       Ian B. Bodell                                 Senior Vice President        None

       P.O. Box 1665

       Brentwood, TN  37024-1665



       Mick L. Brethower                             Senior Vice President        None

       601 E. Whitestone Blvd.

       Building 6, Suite 115

       Cedar Park, TX 78613



       Alan Brown                                    Vice President               None

       4129 Laclede Avenue

       St. Louis, MO 63108



B      J. Peter Burns                                Vice President               None



       Cody Callaway                                 Regional Vice President      None

       803 South Desert Palm Place

       Broken Arrow, OK 74012



       Matthew Carlisle                              Regional Vice President      None

       4500 Fairvista Drive

       Charlotte, NC 28269



       Damian Carroll                                Regional Vice President      None

       40 Ten Acre Road

       New Britain, CT 06052



       Brian C. Casey                                Vice President               None

       8002 Greentree Road

       Bethesda, MD  20817



       Victor C. Cassato                             Senior Vice President        None

       609 W. Littleton Blvd., Suite 310

       Littleton, CO  80120



       Christopher J. Cassin                         Senior Vice President        None

       19 North Grant Street

       Hinsdale, IL  60521



       Denise M. Cassin                              Vice President               None

       1301 Stoney Creek Drive

       San Ramon, CA  94583



L      David Charlton                                Senior Vice President        None



L      Larry P. Clemmensen                           Director                     None



L      Kevin G. Clifford                             Director, President and      None
                                                     Co-Chief

                                                     Executive Officer



H      Cheri Coleman                                 Assistant Vice               None
                                                     President



       Ruth M. Collier                               Senior Vice President        None

       29 Landsdowne Drive

       Larchmont, NY 10538



S      David Coolbaugh                               Vice President               None



       Carlo O. Cordasco                             Assistant Vice               None
                                                     President

       101 Five Forks Lane

       Hampton, VA 23669



       Thomas E. Cournoyer                           Vice President               None

       2333 Granada Boulevard

       Coral Gables, FL  33134



       Douglas A. Critchell                          Senior Vice President        None

       3521 Rittenhouse Street, N.W.

       Washington, D.C.  20015



       William F. Daugherty                          Regional Vice President      None

       1216 Highlander Way

       Mechanicsburg, PA 17055



       Guy E. Decker                                 Regional Vice President      None

       2990 Topaz Lane

       Carmel, IN 46032



       Daniel J. Delianedis                          Vice President               None

       Edina Executive Plaza

       5200 Willson Road, Suite 150

       Edina, MN  55424



       James A. DePerno, Jr.                         Regional Vice President      None

       91 Church Street

       East Aurora, NY 14052



L      Bruce DePriester                              Senior Vice President        None



       Tom Dickson                                   Regional Vice President      None

       108 Wilmington Court

       Southlake, TX 76092



       Michael A. DiLella                            Vice President               None

       P. O. Box 661

       Ramsey, NJ  07446



       G. Michael Dill                               Senior Vice President        None
       505 E. Main Street

       Jenks, OK  74037



       Kirk D. Dodge                                 Senior Vice President        None

       2627 Mission Street

       San Marino, CA  91108



       Peter J. Doran                                Director, Executive Vice President    None

       100 Merrick Road, Suite 216W

       Rockville Centre, NY 11570



L      Michael J. Downer                             Secretary                    Vice President



       Michael J. Dullaghan                          Regional Vice President      None

       5040 Plantation Grove Lane

       Roanoke, VA 24012



S      J. Steven Duncan                              Senior Vice President        None



       Robert W. Durbin                              Vice President               None

       74 Sunny Lane

       Tiffin, OH  44883



I      Lloyd G. Edwards                              Senior Vice President        None



       Timothy L. Ellis                              Regional Vice President      None

       1441 Canton Mart Road, Suite 9

       Jackson, MS 39211



       John R. Fodor                                 Senior Vice President        None

       15 Latisquama Road

       Southborough, MA  01772



       Daniel B. Frick                               Regional Vice President      None

       845 Western Avenue

       Glen Ellyn, IL 60137



       Clyde E. Gardner                              Senior Vice President        None

       Route 2, Box 3162

       Osage Beach, MO  65065



L      Linda Gardner                                 Assistant Vice President     None



B      Evelyn K. Glassford                           Vice President               None



       Jeffrey J. Greiner                            Vice President               None

       12210 Taylor Road

       Plain City, OH  43064



L      Paul G. Haaga, Jr.                            Director                     Chairman and Trustee



B      Mariellen Hamann                              Vice President               None



       Derek S. Hansen                               Regional Vice President      None

       13033 Ridgedale Drive, PMB 147
       Minnetonka, MN 55305



       David E. Harper                               Senior Vice President        None

       150 Old Franklin School Road

       Pittstown, NJ 08867



H      Mary Pat Harris                               Vice President               None



       Steve Hipsley                                 Regional Vice President      None

       100 Kaydeross Park Road

       Saratoga Springs, NY 12866



       Ronald R. Hulsey                              Senior Vice President        None

       6744 Avalon

       Dallas, TX  75214



       Robert S. Irish                               Vice President               None

       1225 Vista Del Mar Drive

       Delray Beach, FL  33483



       Michael J. Johnston                           Director                     None

       630 Fifth Avenue, 36th Floor

       New York, NY  10111



B      Damien M. Jordan                              Senior Vice President        None



       John P. Keating                               Regional Vice President      None

       2285 Eagle Harbor Parkway

       Orange Park, FL 32003



       Dorothy Klock                                 Vice President               None

       555 Madison Avenue, 29th Floor

       New York, NY 10022



H      Dianne L. Koske                               Assistant Vice President



       Andrew R. LeBlanc                             Regional Vice President      None

       78 Eton Road

       Garden City, NY 11530



B      Karl A. Lewis                                 Vice President               None



       T. Blake Liberty                              Vice President               None

       5506 East Mineral Lane

       Littleton, CO  80122



       Mark J. Lien                                  Regional Vice President      None

       1103 Tulip Tree Lane

       West Des Moines, IA 50266



L      Lorin E. Liesy                                Vice President               None



I      Kelle Lindenberg                              Assistant Vice President     None



       Louis K. Linquata                             Regional Vice President      None

       5214 Cass Street

       Omaha, NE 68132



LW     Robert W. Lovelace                            Director                     None



       Stephen A. Malbasa                            Director, Senior Vice        None
                                                     President

       13405 Lake Shore Blvd.

       Cleveland, OH  44110



       Steven M. Markel                              Senior Vice President        None

       5241 South Race Street

       Greenwood Village, CO  80121



L      J. Clifton Massar                             Director, Senior Vice        None
                                                     President



L      E. Lee McClennahan                            Senior Vice President        None



       James R. McCrary                              Regional Vice President      None

       963 1st Street, #1

       Hermosa Beach, CA 90254



S      John V. McLaughlin                            Senior Vice President        None



       Terry W. McNabb                               Vice President               None

       2002 Barrett Station Road

       St. Louis, MO  63131



       Scott Meade                                   Regional Vice President      None

       41 South Road

       Rye Beach, NH 03871



       Monty Moncrief                                Regional Vice President      None

       55 Chandler Creek

       The Woodlands, TX 77381



       William E. Noe                                Vice President               None

       304 River Oaks Road

       Brentwood, TN  37027



       Peter A. Nyhus                                Vice President               None

       3084 Wilds Ridge Court

       Prior Lake, MN  55372



       Eric P. Olson                                 Vice President               None

       62 Park Drive

       Glenview, IL  60025



       Jeffrey A. Olson                              Regional Vice President      None

       930 S. Cowley Street, #305

       Spokane, WA 99202



       Gary A. Peace                                 Regional Vice President      None

       291 Kaanapali Drive

       Napa, CA 94558



       Samuel W. Perry                               Regional Vice President      None

       4730 East Indian School Road

       Suite 120

       Phoenix, AZ 85018



       David K. Petzke                               Regional Vice President      None

       4016 Saint Lucia Street

       Boulder, CO 80301



       Fredric Phillips                              Senior Vice President        None

       175 Highland Avenue, 4th Floor

       Needham, MA  02494



B      Candance D. Pilgrim                           Assistant Vice President     None



       Carl S. Platou                                Vice President               None

       7455 80th Place, S.E.

       Mercer Island, WA  98040



S      Richard P. Prior                              Vice President               None



       Steven J. Reitman                             Senior Vice President        None

       212 The Lane

       Hinsdale, IL  60521



       Brian A. Roberts                              Vice President               None

       425 South Pitt Street

       Alexandria, VA 22314



L      Julie D. Roth                                 Vice President               None



L      James F. Rothenberg                           Director                     None



       Douglas F. Rowe                               Vice President               None

       414 Logan Ranch Road

       Georgetown, TX  78628



       Christopher S. Rowey                          Vice President               None

       10538 Cheviot Drive

       Los Angeles, CA  90064



H      Steve Rubin                                   Assistant Vice President     None



       Dean B. Rydquist                              Senior Vice President        None

       1080 Bay Pointe Crossing

       Alpharetta, GA  30005



       Richard R. Samson                             Senior Vice President        None

       4604 Glencoe Avenue, #4

       Marina del Rey, CA  90292



       Joseph D. Scarpitti                           Vice President               None

       31465 St. Andrews

       Westlake, OH  44145



       Shannon D. Schofield                          Regional Vice President      None

       201 McIver Street

       Greenville, SC 29601



L      R. Michael Shanahan                           Director                     None



       Brad W. Short                                 Regional Vice President      None

       1601 Seal Way

       Seal Beach, CA 90740



       David W. Short                                Chairman of the Board        None
                                                     and

       1000 RIDC Plaza, Suite 212                    Co-Chief Executive
                                                     Officer

       Pittsburgh, PA 15238



       William P. Simon                              Senior Vice President        None

       912 Castlehill Lane

       Devon, PA 19333



       Jerry L. Slater                               Regional Vice President      None

       4152 42nd Avenue, NE

       Seattle, WA 98105



       Rodney G. Smith                               Senior Vice President        None

       100 N. Central Expressway

       Suite 1214

       Richardson, TX  75080



S      Sherrie L. Snyder-Senft                       Vice President               None



       Anthony L. Soave                              Regional Vice President      None

       8831 Morning Mist Drive

       Clarkston, MI 48348



L      Therese L. Soullier                           Assistant Vice               None
                                                     President



       Nicholas D. Spadaccini                        Vice President               None

       855 Markley Woods Way

       Cincinnati, OH  45230



L      Kristen J. Spazafumo                          Assistant Vice               None
                                                     President



       Daniel S. Spradling                           Senior Vice President        None

       181 Second Avenue

       Suite 228

       San Mateo, CA  94401



B      Raymond Stein                                 Assistant Vice               None
                                                     President



LW     Eric H. Stern                                 Director                     None



       Brad Stillwagon                               Regional Vice President      None

       2438 Broadmeade Road

       Louisville, KY 40205



B      Max D. Stites                                 Vice President               None



       Thomas A. Stout                               Vice President               None

       1004 Ditchley Road

       Virginia Beach, VA 23451



       Craig R. Strauser                             Vice President               None

       3 Dover Way

       Lake Oswego, OR  97034



       Francis N. Strazzeri                          Senior Vice President        None

       3021 Kensington Trace

       Tarpon Springs, FL 34689



L      Drew W. Taylor                                Assistant Vice President     None



       Gary J. Thoma                                 Regional Vice President      None

       21 White Cloud

       HCR 1 Box 172-A

       Keshena, WI 54135



       Cindy Thompson                                Regional Vice President      None

       8555 W. Russell Road, #1022

       Las Vegas, NV 89113



L      James P. Toomey                               Vice President               None



I      Christopher E. Trede                          Vice President               None



       George F. Truesdail                           Senior Vice President        None

       400 Abbotsford Court

       Charlotte, NC  28270



       Scott W. Ursin-Smith                          Vice President               None

       60 Reedland Woods Way

       Tiburon, CA  94920



       J. David Viale                                Regional Vice President      None

       39 Old Course Drive

       Newport Beach, CA 92660



       Thomas E. Warren                              Vice President               None

       119 Faubel Street

       Sarasota, FL  34242



L      J. Kelly Webb                                 Senior Vice President,       None

                                                     Treasurer and Controller



       Gregory J. Weimer                             Vice President               None

       206 Hardwood Drive

       Venetia, PA  15367



B      Timothy W. Weiss                              Director                     None



SF     Greg Wendt                                    Director                     None



       George J. Wenzel                              Regional Vice President      None

       251 Barden Road

       Bloomfield, MI 48304



H      J. D. Wiedmaier                               Assistant Vice President     None



SF     N. Dexter Williams, Jr.                       Senior Vice President        None



       Timothy J. Wilson                             Vice President               None

       113 Farmview Place

       Venetia, PA  15367



B      Laura L. Wimberly                             Vice President               None



H      Marshall D. Wingo                             Director, Senior Vice        None
                                                     President



L      Robert L. Winston                             Director, Senior Vice        None
                                                     President



       William R. Yost                               Senior Vice President        None

       9320 Overlook Trail

       Eden Prairie, MN  55347



       Jonathan A. Young                             Regional Vice President      None

       329 Downing Drive

       Chesapeake, VA 23322



       Scott D. Zambon                               Regional Vice President      None

       2887 Player Lane

       Tustin Ranch, CA  92782


__________

L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
SF Business Address, One Market, Steuart Tower, Suite 1800, San Francisco, CA 94105-1016
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071, and/or 135 South State College Boulevard, Brea, California 92821.

 Registrant's records covering shareholder accounts are maintained and kept by its transfer agent, American Funds Service Company, 135 South State College Boulevard, Brea, California 92821, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240, 3500 Wiseman Boulevard, San Antonio, Texas 78251 and 5300 Robin Hood Road, Norfolk, VA 23513.

 Registrant's records covering portfolio transactions are maintained and kept by its custodian, The Chase Manhattan Bank, 270 Park Avenue, New York, New York 10017-2070.

ITEM 29. MANAGEMENT SERVICES

 None

ITEM 30.  UNDERTAKINGS

 n/a


                            SIGNATURE OF REGISTRANT

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and State of California, on the 24/th/ day of October, 2001.

  INTERMEDIATE BOND FUND OF AMERICA
   By/s/  Paul G. Haaga, Jr.
      (Paul G. Haaga, Jr., Chairman of the Board)

 Pursuant to the requirements of the Securities Act of 1933, this amendment to registration statement has been signed below on October 24, 2001, by the following persons in the capacities indicated.

         Signature                                      Title



(1)      Principal Executive Officer:



         /s/ John H. Smet                               President and Trustee

            (John H. Smet)



(2)      Principal Financial Officer and
         Principal Accounting Officer:



         /s/ Anthony W. Hynes, Jr.                      Treasurer

            (Anthony W. Hynes, Jr.)



(3)      Trustees:



         Richard G. Capen, Jr.*                         Trustee

         H. Frederick Christie*                         Trustee
         Diane C. Creel*                                Trustee

         Martin Fenton*                                 Trustee
         Leonard R. Fuller*                             Trustee



         /s/ Abner D. Goldstine                         Vice Chairman and Trustee

            (Abner D. Goldstine)



         /s/ Paul G. Haaga, Jr.                         Chairman and Trustee

            (Paul G. Haaga, Jr.



         Richard G. Newman*                             Trustee

         Frank M. Sanchez*                              Trustee



         /s/ John H. Smet                               President and Trustee

              (John H. Smet)


*By  /s/ Julie F. Williams
 Julie F. Williams, Attorney-in-Fact

  Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

       /s/ Kristine M. Nishiyama
       (Kristine M. Nishiyama)